UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

March 31, 2011

1.903282.101

VF-2035-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.4%
	Shares	Value
Domestic Equity Funds - 61.4%
VIP Contrafund Portfolio Initial Class	2,046	$ 51,905
VIP Equity-Income Portfolio Initial Class	2,991	60,594
VIP Growth & Income Portfolio Initial Class	4,535	59,863
VIP Growth Portfolio Initial Class	1,516	60,787
VIP Mid Cap Portfolio Initial Class	631	21,551
VIP Value Portfolio Initial Class	4,459	52,125
VIP Value Strategies Portfolio Initial Class	2,122	21,899
TOTAL DOMESTIC EQUITY FUNDS (Cost $210,563)		328,724
International Equity Funds - 21.7%

Developed International Equity Funds - 18.2%
VIP Overseas Portfolio Initial Class	5,667	97,481
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Initial Class	1,827	18,357
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $85,090)		115,838
Bond Funds - 16.9%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	6,925	$ 39,888
Investment Grade Bond Funds - 9.5%
VIP Investment Grade Bond Portfolio Initial Class	3,989	50,738
TOTAL BOND FUNDS (Cost $80,616)		90,626
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $376,269)		535,188
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 535,118
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $376,927. Net unrealized appreciation aggregated $158,261, of which $159,029 related to appreciated investment securities and $768 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

March 31, 2011

1.903284.101

VF-2040-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Domestic Equity Funds - 62.0%
VIP Contrafund Portfolio Initial Class	5,930	$ 150,447
VIP Equity-Income Portfolio Initial Class	8,664	175,533
VIP Growth & Income Portfolio Initial Class	13,143	173,492
VIP Growth Portfolio Initial Class	4,398	176,319
VIP Mid Cap Portfolio Initial Class	1,827	62,449
VIP Value Portfolio Initial Class	12,915	150,972
VIP Value Strategies Portfolio Initial Class	6,143	63,401
TOTAL DOMESTIC EQUITY FUNDS (Cost $806,460)		952,613
International Equity Funds - 21.9%

Developed International Equity Funds - 18.4%
VIP Overseas Portfolio Initial Class	16,462	283,142
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Initial Class	5,307	53,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $301,745)		336,473
Bond Funds - 16.1%
	Shares	Value
High Yield Bond Funds - 8.3%
VIP High Income Portfolio Initial Class	21,943	$ 126,394
Investment Grade Bond Funds - 7.8%
VIP Investment Grade Bond Portfolio Initial Class	9,432	119,974
TOTAL BOND FUNDS (Cost $235,638)		246,368
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,343,843)	1,535,454
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41)
NET ASSETS - 100%	$ 1,535,413
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $1,345,578. Net unrealized appreciation aggregated $189,876, of which $192,126 related to appreciated investment securities and $2,250 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

March 31, 2011

1.903286.101

VF-2045-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 63.3%
VIP Contrafund Portfolio Initial Class	1,439	$ 36,513
VIP Equity-Income Portfolio Initial Class	2,104	42,628
VIP Growth & Income Portfolio Initial Class	3,190	42,114
VIP Growth Portfolio Initial Class	1,067	42,773
VIP Mid Cap Portfolio Initial Class	443	15,153
VIP Value Portfolio Initial Class	3,136	36,661
VIP Value Strategies Portfolio Initial Class	1,492	15,399
TOTAL DOMESTIC EQUITY FUNDS (Cost $130,604)		231,241
International Equity Funds - 22.3%

Developed International Equity Funds - 18.8%
VIP Overseas Portfolio Initial Class	3,992	68,659
Emerging Markets Equity Funds - 3.5%
VIP Emerging Markets Portfolio Initial Class	1,285	12,912
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $53,327)		81,571
Bond Funds - 14.4%
	Shares	Value
High Yield Bond Funds - 9.9%
VIP High Income Portfolio Initial Class	6,295	$ 36,260
Investment Grade Bond Funds - 4.5%
VIP Investment Grade Bond Portfolio Initial Class	1,292	16,440
TOTAL BOND FUNDS (Cost $42,189)		52,700
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $226,120)		365,512
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37)
NET ASSETS - 100%		$ 365,475
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $226,194. Net unrealized appreciation aggregated $139,318, of which $139,323 related to appreciated investment securities and $5 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

March 31, 2011

1.903288.101

VF-2050-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.2%
	Shares	Value
Domestic Equity Funds - 66.2%
VIP Contrafund Portfolio Initial Class	1,870	$ 47,446
VIP Equity-Income Portfolio Initial Class	2,735	55,410
VIP Growth & Income Portfolio Initial Class	4,148	54,754
VIP Growth Portfolio Initial Class	1,387	55,594
VIP Mid Cap Portfolio Initial Class	577	19,734
VIP Value Portfolio Initial Class	4,075	47,641
VIP Value Strategies Portfolio Initial Class	1,943	20,047
TOTAL DOMESTIC EQUITY FUNDS (Cost $197,766)		300,626
International Equity Funds - 23.3%

Developed International Equity Funds - 19.6%
VIP Overseas Portfolio Initial Class	5,191	89,284
Emerging Markets Equity Funds - 3.7%
VIP Emerging Markets Portfolio Initial Class	1,673	16,815
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $73,908)		106,099
Bond Funds - 10.5%
	Shares	Value
High Yield Bond Funds - 9.9%
VIP High Income Portfolio Initial Class	7,833	$ 45,117
Investment Grade Bond Funds - 0.6%
VIP Investment Grade Bond Portfolio Initial Class	198	2,517
TOTAL BOND FUNDS (Cost $37,690)		47,634
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $309,364)	454,359
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39)
NET ASSETS - 100%	$ 454,320
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $310,122. Net unrealized appreciation aggregated $144,237, of which $144,669 related to appreciated investment securities and $432 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2011

1.847118.104

VF20-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.9%
	Shares	Value
Domestic Equity Funds - 18.3%
Fidelity 130/30 Large Cap Fund (a)	2,952	$ 23,377
Fidelity Air Transportation Portfolio	6,468	279,790
Fidelity Automotive Portfolio	12,455	561,344
Fidelity Banking Portfolio	251,207	4,662,405
Fidelity Biotechnology Portfolio (a)	1,153	90,507
Fidelity Blue Chip Growth Fund	482	23,089
Fidelity Brokerage & Investment Management Portfolio	13,913	735,723
Fidelity Chemicals Portfolio	12,622	1,314,505
Fidelity Commodity Strategy Fund (a)	958	11,841
Fidelity Communications Equipment Portfolio (a)	33,062	951,190
Fidelity Computers Portfolio (a)	37,237	2,215,945
Fidelity Construction & Housing Portfolio	17,837	666,050
Fidelity Consumer Discretionary Portfolio	168,173	4,200,953
Fidelity Consumer Staples Portfolio	76,437	5,279,471
Fidelity Contrafund	3,261	231,472
Fidelity Defense & Aerospace Portfolio	1,190	94,730
Fidelity Disciplined Equity Fund	2,042	49,028
Fidelity Dividend Growth Fund	75,300	2,275,574
Fidelity Electronics Portfolio	6,804	344,342
Fidelity Energy Portfolio	72,518	4,473,648
Fidelity Energy Service Portfolio (a)	58,607	5,174,396
Fidelity Environmental & Alternative Energy Portfolio	10,768	209,644
Fidelity Equity-Income Fund	665	31,314
Fidelity Equity-Income II Fund	680	13,191
Fidelity Financial Services Portfolio	14,192	873,381
Fidelity Fund	640	22,052
Fidelity Global Commodity Stock Fund	22,104	400,739
Fidelity Gold Portfolio	72,167	3,759,904
Fidelity Growth Company Fund	1,100	99,063
Fidelity Health Care Portfolio	17,576	2,418,607
Fidelity Independence Fund (a)	309	8,037
Fidelity Industrial Equipment Portfolio	37,667	1,383,125
Fidelity Industrials Portfolio	194,839	5,005,424
Fidelity Insurance Portfolio	69,576	3,414,787
Fidelity IT Services Portfolio (a)	27,264	621,887
Fidelity Large Cap Stock Fund	79,734	1,481,466
Fidelity Large Cap Value Fund	9,788	108,937
Fidelity Leisure Portfolio	3,101	285,255
Fidelity Leveraged Company Stock Fund	193	5,916
Fidelity Magellan Fund	375	28,314
Fidelity Materials Portfolio	7,236	516,986
Fidelity Medical Delivery Portfolio (a)	31,868	1,831,468
Fidelity Medical Equipment & Systems Portfolio (a)	13,553	406,035
Fidelity Mega Cap Stock Fund	105,585	1,108,638
Fidelity Mid-Cap Stock Fund	1,938	59,877
Fidelity Multimedia Portfolio	18,537	875,114
Fidelity Natural Resources Portfolio	3,129	125,352

	Shares	Value
Fidelity Pharmaceuticals Portfolio	159,163	$ 2,092,995
Fidelity Real Estate Income Fund	221,338	2,383,807
Fidelity Real Estate Investment Portfolio	45,806	1,251,883
Fidelity Retailing Portfolio	12,864	703,910
Fidelity Small Cap Growth Fund	7,959	134,744
Fidelity Small Cap Stock Fund (a)	3,102	64,832
Fidelity Small Cap Value Fund	12,810	211,877
Fidelity Software & Computer Services Portfolio	18,957	1,752,150
Fidelity Technology Portfolio (a)	77,819	7,895,550
Fidelity Telecom and Utilities Fund	38,558	648,936
Fidelity Telecommunications Portfolio	35,653	1,719,886
Fidelity Transportation Portfolio	12,776	734,254
Fidelity Utilities Portfolio	12,652	637,145
Spartan Extended Market Index Fund Investor Class	6,033	248,373
Spartan Total Market Index Fund Investor Class	3,323	128,718
VIP Mid Cap Portfolio Investor Class	79	2,695
TOTAL DOMESTIC EQUITY FUNDS		79,365,648
International Equity Funds - 6.6%
Fidelity Canada Fund	9,919	620,016
Fidelity Diversified International Fund	30,158	938,216
Fidelity Emerging Asia Fund	85,358	2,680,244
Fidelity Emerging Markets Fund	5,947	158,972
Fidelity International Capital Appreciation Fund	10,386	138,549
Fidelity International Discovery Fund	144,665	4,860,735
Fidelity International Real Estate Fund	195,822	1,807,436
Fidelity International Small Cap Fund	40,542	883,417
Fidelity International Small Cap Opportunities Fund	262,716	2,821,569
Fidelity International Value Fund	276,127	2,371,933
Fidelity Japan Fund	46,169	485,694
Fidelity Japan Smaller Companies Fund	75,416	668,189
Fidelity Nordic Fund	71,828	2,572,871
Fidelity Overseas Fund	423	14,139
Fidelity Pacific Basin Fund	39,733	1,027,496
Spartan International Index Fund Investor Class	186,388	6,775,208
TOTAL INTERNATIONAL EQUITY FUNDS		28,824,684
TOTAL EQUITY FUNDS (Cost $85,909,159)		108,190,332
Fixed-Income Funds - 52.8%

Fixed-Income Funds - 52.8%
Fidelity Floating Rate High Income Fund	1,517,163	14,974,404
Fidelity Focused High Income Fund	149,705	1,399,739
Fidelity High Income Fund	1,404,105	12,861,605
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity New Markets Income Fund	275,726	$ 4,304,086
Fidelity U.S. Bond Index Fund	17,344,785	195,649,181
TOTAL FIXED-INCOME FUNDS (Cost $222,538,748)		229,189,015
Money Market Funds - 22.3%

Fidelity Institutional Money Market Portfolio Class I	13,154,188	13,154,188
Fidelity Institutional Prime Money Market Portfolio Class I	72,753,052	72,753,052
Fidelity Select Money Market Portfolio	10,944,450	10,944,450
TOTAL MONEY MARKET FUNDS (Cost $96,851,690)		96,851,690
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $405,299,597)	434,231,037
NET OTHER ASSETS (LIABILITIES) - 0.0%	(70,783)
NET ASSETS - 100%	$ 434,160,254
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $405,568,184. Net unrealized appreciation aggregated $28,662,853, of which $29,719,838 related to appreciated investment securities and $1,056,985 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2011

1.847119.104

VF50-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.9%
	Shares	Value
Domestic Equity Funds - 39.2%
Fidelity 130/30 Large Cap Fund (a)	11,814	$ 93,570
Fidelity Air Transportation Portfolio	24,592	1,063,853
Fidelity Automotive Portfolio	63,347	2,855,071
Fidelity Banking Portfolio	516,365	9,583,737
Fidelity Biotechnology Portfolio (a)	32,641	2,561,319
Fidelity Blue Chip Growth Fund	56,907	2,728,709
Fidelity Brokerage & Investment Management Portfolio	59,546	3,148,817
Fidelity Chemicals Portfolio	29,321	3,053,464
Fidelity Commodity Strategy Fund (a)	958	11,841
Fidelity Communications Equipment Portfolio (a)	57,480	1,653,692
Fidelity Computers Portfolio (a)	98,541	5,864,149
Fidelity Construction & Housing Portfolio	76,017	2,838,485
Fidelity Consumer Discretionary Portfolio	298,795	7,463,906
Fidelity Consumer Staples Portfolio	299,232	20,667,985
Fidelity Contrafund	12,485	886,285
Fidelity Defense & Aerospace Portfolio	4,702	374,310
Fidelity Disciplined Equity Fund	12,593	302,368
Fidelity Dividend Growth Fund	374,198	11,308,268
Fidelity Electronics Portfolio	22,874	1,157,669
Fidelity Energy Portfolio	306,745	18,923,069
Fidelity Energy Service Portfolio (a)	133,286	11,767,820
Fidelity Environmental & Alternative Energy Portfolio	87,749	1,708,467
Fidelity Equity-Income Fund	18,550	873,876
Fidelity Equity-Income II Fund	511	9,912
Fidelity Financial Services Portfolio	164,242	10,107,441
Fidelity Fund	16,118	554,950
Fidelity Global Commodity Stock Fund	27,490	498,397
Fidelity Gold Portfolio	155,529	8,103,052
Fidelity Growth Company Fund	68,423	6,160,764
Fidelity Health Care Portfolio	41,110	5,657,142
Fidelity Independence Fund (a)	974	25,316
Fidelity Industrial Equipment Portfolio	191,126	7,018,136
Fidelity Industrials Portfolio	504,731	12,966,532
Fidelity Insurance Portfolio	175,923	8,634,303
Fidelity IT Services Portfolio (a)	106,686	2,433,507
Fidelity Large Cap Stock Fund	237,292	4,408,887
Fidelity Large Cap Value Fund	31,300	348,370
Fidelity Leisure Portfolio	40,630	3,737,982
Fidelity Leveraged Company Stock Fund	757	23,253
Fidelity Magellan Fund	2,825	213,423
Fidelity Materials Portfolio	2,673	190,976
Fidelity Medical Delivery Portfolio (a)	137,017	7,874,393
Fidelity Medical Equipment & Systems Portfolio (a)	21,084	631,682
Fidelity Mega Cap Stock Fund	240,100	2,521,046
Fidelity Mid Cap Value Fund	148,331	2,548,332
Fidelity Mid-Cap Stock Fund	5,239	161,821
Fidelity Multimedia Portfolio	69,646	3,287,989

	Shares	Value
Fidelity Nasdaq Composite Index Fund	10,173	$ 375,876
Fidelity Natural Resources Portfolio	13,691	548,474
Fidelity Pharmaceuticals Portfolio	769,408	10,117,710
Fidelity Real Estate Income Fund	301,050	3,242,304
Fidelity Real Estate Investment Portfolio	116,717	3,189,875
Fidelity Retailing Portfolio	45,352	2,481,682
Fidelity Small Cap Growth Fund	3,859	65,340
Fidelity Small Cap Stock Fund (a)	7,638	159,626
Fidelity Small Cap Value Fund	7,898	130,639
Fidelity Software & Computer Services Portfolio	39,070	3,611,197
Fidelity Technology Portfolio (a)	247,860	25,147,861
Fidelity Telecom and Utilities Fund	336,922	5,670,393
Fidelity Telecommunications Portfolio	58,006	2,798,214
Fidelity Transportation Portfolio	55,894	3,212,254
Fidelity Utilities Portfolio	91,387	4,602,236
Spartan 500 Index Fund Investor Class	2,786	131,232
Spartan Extended Market Index Fund Investor Class	243,134	10,009,830
Spartan Total Market Index Fund Investor Class	277,196	10,735,808
VIP Mid Cap Portfolio Investor Class	63,337	2,157,884
TOTAL DOMESTIC EQUITY FUNDS		287,396,771
International Equity Funds - 15.7%
Fidelity Canada Fund	67,144	4,197,141
Fidelity China Region Fund	28,512	920,356
Fidelity Diversified International Fund	63,094	1,962,855
Fidelity Emerging Asia Fund	172,699	5,422,739
Fidelity Emerging Markets Fund	116,489	3,113,758
Fidelity International Capital Appreciation Fund	263,723	3,518,060
Fidelity International Discovery Fund	284,097	9,545,662
Fidelity International Real Estate Fund	210,263	1,940,731
Fidelity International Small Cap Fund	89,309	1,946,049
Fidelity International Small Cap Opportunities Fund	642,891	6,904,652
Fidelity International Value Fund	498,305	4,280,440
Fidelity Japan Fund	195,885	2,060,705
Fidelity Japan Smaller Companies Fund	267,146	2,366,913
Fidelity Nordic Fund	221,126	7,920,723
Fidelity Overseas Fund	279	9,321
Fidelity Pacific Basin Fund	289,181	7,478,228
Spartan International Index Fund Investor Class	1,424,679	51,787,097
TOTAL INTERNATIONAL EQUITY FUNDS		115,375,430
TOTAL EQUITY FUNDS (Cost $307,734,767)		402,772,201
Fixed-Income Funds - 40.3%
	Shares	Value
Fixed-Income Funds - 40.3%
Fidelity Floating Rate High Income Fund	1,925,107	$ 19,000,802
Fidelity Focused High Income Fund	303,421	2,836,982
Fidelity High Income Fund	2,176,564	19,937,329
Fidelity New Markets Income Fund	311,356	4,860,261
Fidelity U.S. Bond Index Fund	22,108,978	249,389,270
TOTAL FIXED-INCOME FUNDS (Cost $285,719,778)		296,024,644
Money Market Funds - 4.8%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I	28,232,421	$ 28,232,421
Fidelity Select Money Market Portfolio	6,900,882	6,900,882
TOTAL MONEY MARKET FUNDS (Cost $35,133,303)		35,133,303
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $628,587,848)	733,930,148
NET OTHER ASSETS (LIABILITIES) - 0.0%	(120,194)
NET ASSETS - 100%	$ 733,809,954
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $629,312,581. Net unrealized appreciation aggregated $104,617,567, of which $107,074,385 related to appreciated investment securities and $2,456,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2011

1.847120.104

VF70-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.6%
	Shares	Value
Domestic Equity Funds - 52.6%
Fidelity 130/30 Large Cap Fund (a)	10,694	$ 84,693
Fidelity Air Transportation Portfolio	21,753	941,045
Fidelity Automotive Portfolio	20,624	929,525
Fidelity Banking Portfolio	376,515	6,988,119
Fidelity Biotechnology Portfolio (a)	38,750	3,040,730
Fidelity Blue Chip Growth Fund	47,967	2,300,033
Fidelity Brokerage & Investment Management Portfolio	54,551	2,884,641
Fidelity Chemicals Portfolio	38,448	4,004,002
Fidelity Commodity Strategy Fund (a)	958	11,841
Fidelity Communications Equipment Portfolio (a)	50,965	1,466,262
Fidelity Computers Portfolio (a)	133,377	7,937,251
Fidelity Construction & Housing Portfolio	78,004	2,912,659
Fidelity Consumer Discretionary Portfolio	317,046	7,919,803
Fidelity Consumer Staples Portfolio	341,422	23,581,986
Fidelity Contrafund	9,739	691,360
Fidelity Defense & Aerospace Portfolio	3,920	312,082
Fidelity Dividend Growth Fund	222,059	6,710,609
Fidelity Electronics Portfolio	19,791	1,001,637
Fidelity Energy Portfolio	329,859	20,349,011
Fidelity Energy Service Portfolio (a)	143,310	12,652,809
Fidelity Environmental & Alternative Energy Portfolio	64,998	1,265,501
Fidelity Equity-Income Fund	22,035	1,038,056
Fidelity Equity-Income II Fund	504	9,776
Fidelity Financial Services Portfolio	187,016	11,508,974
Fidelity Fund	5,351	184,229
Fidelity Global Commodity Stock Fund	14,576	264,264
Fidelity Gold Portfolio	111,147	5,790,736
Fidelity Growth Company Fund	56,598	5,096,081
Fidelity Health Care Portfolio	39,830	5,481,007
Fidelity Independence Fund (a)	559	14,535
Fidelity Industrial Equipment Portfolio	161,275	5,922,008
Fidelity Industrials Portfolio	570,282	14,650,545
Fidelity Insurance Portfolio	181,513	8,908,644
Fidelity IT Services Portfolio (a)	88,553	2,019,883
Fidelity Large Cap Stock Fund	150,960	2,804,831
Fidelity Large Cap Value Fund	75,219	837,186
Fidelity Leisure Portfolio	1,419	130,558
Fidelity Leveraged Company Stock Fund	953	29,255
Fidelity Magellan Fund	894	67,549
Fidelity Materials Portfolio	12,289	878,016
Fidelity Medical Delivery Portfolio (a)	131,901	7,580,349
Fidelity Medical Equipment & Systems Portfolio (a)	31,866	954,712
Fidelity Mega Cap Stock Fund	185,294	1,945,582
Fidelity Mid Cap Value Fund	4,380	75,244
Fidelity Mid-Cap Stock Fund	5,983	184,808
Fidelity Multimedia Portfolio	120,029	5,666,569
Fidelity Nasdaq Composite Index Fund	44,023	1,626,656
Fidelity Natural Resources Portfolio	7,763	311,000

	Shares	Value
Fidelity Pharmaceuticals Portfolio	756,737	$ 9,951,094
Fidelity Real Estate Investment Portfolio	201,462	5,505,945
Fidelity Retailing Portfolio	54,367	2,974,978
Fidelity Small Cap Growth Fund	244,716	4,143,049
Fidelity Small Cap Stock Fund (a)	8,025	167,725
Fidelity Small Cap Value Fund	10,537	174,283
Fidelity Software & Computer Services Portfolio	58,258	5,384,767
Fidelity Technology Portfolio (a)	245,716	24,930,358
Fidelity Telecom and Utilities Fund	404,855	6,813,707
Fidelity Telecommunications Portfolio	122,723	5,920,163
Fidelity Transportation Portfolio	58,994	3,390,412
Fidelity Utilities Portfolio	86,202	4,341,151
Fidelity Value Discovery Fund	1,606	25,068
Fidelity Value Fund	20,705	1,527,596
Spartan 500 Index Fund Investor Class	168,959	7,959,636
Spartan Extended Market Index Fund Investor Class	354,469	14,593,492
Spartan Total Market Index Fund Investor Class	316,856	12,271,843
VIP Mid Cap Portfolio Investor Class	116,481	3,968,519
TOTAL DOMESTIC EQUITY FUNDS		306,010,438
International Equity Funds - 21.0%
Fidelity Canada Fund	72,190	4,512,580
Fidelity China Region Fund	35,909	1,159,158
Fidelity Diversified International Fund	218,061	6,783,877
Fidelity Emerging Asia Fund	138,493	4,348,672
Fidelity Emerging Markets Fund	112,785	3,014,753
Fidelity International Capital Appreciation Fund	398,253	5,312,701
Fidelity International Discovery Fund	308,964	10,381,199
Fidelity International Real Estate Fund	20,502	189,232
Fidelity International Small Cap Fund	91,422	1,992,081
Fidelity International Small Cap Opportunities Fund	300,042	3,222,448
Fidelity International Value Fund	471,820	4,052,937
Fidelity Japan Fund	129,089	1,358,016
Fidelity Japan Smaller Companies Fund	278,227	2,465,088
Fidelity Nordic Fund	209,698	7,511,370
Fidelity Overseas Fund	829	27,693
Fidelity Pacific Basin Fund	239,101	6,183,153
Spartan International Index Fund Investor Class	1,643,453	59,739,508
TOTAL INTERNATIONAL EQUITY FUNDS		122,254,466
TOTAL EQUITY FUNDS (Cost $326,505,408)		428,264,904
Fixed-Income Funds - 25.1%
	Shares	Value
Fixed-Income Funds - 25.1%
Fidelity Floating Rate High Income Fund	1,078,166	$ 10,641,503
Fidelity Focused High Income Fund	524,708	4,906,024
Fidelity High Income Fund	1,394,185	12,770,737
Fidelity New Markets Income Fund	210,841	3,291,230
Fidelity Real Estate Income Fund	194,348	2,093,131
Fidelity U.S. Bond Index Fund	9,956,018	112,303,876
TOTAL FIXED-INCOME FUNDS (Cost $139,816,777)		146,006,501
Money Market Funds - 1.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $7,382,974)	7,382,974	$ 7,382,974
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $473,705,159)	581,654,379
NET OTHER ASSETS (LIABILITIES) - 0.0%	(95,192)
NET ASSETS - 100%	$ 581,559,187
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $474,187,636. Net unrealized appreciation aggregated $107,466,743, of which $110,589,622 related to appreciated investment securities and $3,122,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2011

1.847121.104

VF85-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 88.0%
	Shares	Value
Domestic Equity Funds - 63.8%
Fidelity 130/30 Large Cap Fund (a)	6,351	$ 50,297
Fidelity Air Transportation Portfolio	19,601	847,931
Fidelity Automotive Portfolio	57,023	2,570,042
Fidelity Banking Portfolio	389,283	7,225,093
Fidelity Biotechnology Portfolio (a)	1,803	141,501
Fidelity Blue Chip Growth Fund	15,659	750,827
Fidelity Brokerage & Investment Management Portfolio	21,900	1,158,068
Fidelity Chemicals Portfolio	30,624	3,189,228
Fidelity Commodity Strategy Fund (a)	958	11,841
Fidelity Communications Equipment Portfolio (a)	36,081	1,038,060
Fidelity Computers Portfolio (a)	82,328	4,899,354
Fidelity Construction & Housing Portfolio	39,680	1,481,638
Fidelity Consumer Discretionary Portfolio	229,859	5,741,879
Fidelity Consumer Staples Portfolio	194,500	13,434,132
Fidelity Contrafund	6,743	478,698
Fidelity Defense & Aerospace Portfolio	4,332	344,884
Fidelity Dividend Growth Fund	2,795	84,468
Fidelity Electronics Portfolio	17,632	892,344
Fidelity Energy Portfolio	147,654	9,108,784
Fidelity Energy Service Portfolio (a)	109,868	9,700,279
Fidelity Environmental & Alternative Energy Portfolio	32,765	637,929
Fidelity Equity-Income Fund	977	46,043
Fidelity Equity-Income II Fund	1,202	23,335
Fidelity Financial Services Portfolio	81,287	5,002,423
Fidelity Global Commodity Stock Fund	125,318	2,272,018
Fidelity Gold Portfolio	55,067	2,868,973
Fidelity Growth Company Fund	23,726	2,136,293
Fidelity Health Care Portfolio	52,373	7,207,108
Fidelity Independence Fund (a)	420	10,911
Fidelity Industrial Equipment Portfolio	79,956	2,935,979
Fidelity Industrials Portfolio	358,256	9,203,597
Fidelity Insurance Portfolio	167,497	8,220,737
Fidelity IT Services Portfolio (a)	87,008	1,984,660
Fidelity Large Cap Stock Fund	43,952	816,627
Fidelity Large Cap Value Fund	9,081	101,071
Fidelity Leisure Portfolio	1,599	147,145
Fidelity Leveraged Company Stock Fund	3,068	94,202
Fidelity Magellan Fund	851	64,305
Fidelity Materials Portfolio	7,626	544,864
Fidelity Medical Delivery Portfolio (a)	68,485	3,935,838
Fidelity Medical Equipment & Systems Portfolio (a)	8,091	242,399
Fidelity Mega Cap Stock Fund	34,542	362,694
Fidelity Mid Cap Value Fund	40,474	695,346
Fidelity Mid-Cap Stock Fund	2,425	74,911
Fidelity Multimedia Portfolio	66,119	3,121,480
Fidelity Nasdaq Composite Index Fund	10,441	385,801
Fidelity Natural Resources Portfolio	8,534	341,883
Fidelity Pharmaceuticals Portfolio	500,076	6,576,003

	Shares	Value
Fidelity Real Estate Investment Portfolio	26,306	$ 718,931
Fidelity Retailing Portfolio	28,888	1,580,745
Fidelity Small Cap Growth Fund	70,400	1,191,875
Fidelity Small Cap Stock Fund (a)	3,372	70,485
Fidelity Small Cap Value Fund	115,793	1,915,210
Fidelity Software & Computer Services Portfolio	7,557	698,488
Fidelity Technology Portfolio (a)	158,323	16,063,407
Fidelity Telecom and Utilities Fund	243,328	4,095,205
Fidelity Telecommunications Portfolio	54,931	2,649,873
Fidelity Transportation Portfolio	50,367	2,894,599
Fidelity Utilities Portfolio	43,794	2,205,480
Fidelity Value Discovery Fund	582	9,088
Spartan 500 Index Fund Investor Class	69,372	3,268,136
Spartan Extended Market Index Fund Investor Class	183	7,546
Spartan Total Market Index Fund Investor Class	63,908	2,475,143
VIP Mid Cap Portfolio Investor Class	26,971	918,905
TOTAL DOMESTIC EQUITY FUNDS		163,967,039
International Equity Funds - 24.2%
Fidelity Canada Fund	38,580	2,411,634
Fidelity China Region Fund	4,967	160,332
Fidelity Diversified International Fund	66,230	2,060,417
Fidelity Emerging Asia Fund	90,258	2,834,116
Fidelity Emerging Markets Fund	61,195	1,635,747
Fidelity International Capital Appreciation Fund	221,152	2,950,173
Fidelity International Discovery Fund	184,042	6,183,810
Fidelity International Real Estate Fund	91,271	842,432
Fidelity International Small Cap Fund	35,211	767,253
Fidelity International Small Cap Opportunities Fund	229,457	2,464,363
Fidelity International Value Fund	382,703	3,287,422
Fidelity Japan Fund	83,427	877,650
Fidelity Japan Smaller Companies Fund	396,959	3,517,060
Fidelity Nordic Fund	77,914	2,790,892
Fidelity Overseas Fund	326	10,898
Fidelity Pacific Basin Fund	242,717	6,276,652
Spartan International Index Fund Investor Class	638,616	23,213,678
TOTAL INTERNATIONAL EQUITY FUNDS		62,284,529
TOTAL EQUITY FUNDS (Cost $176,279,284)		226,251,568
Fixed-Income Funds - 11.9%

Fixed-Income Funds - 11.9%
Fidelity Floating Rate High Income Fund	132,310	1,305,896
Fidelity Focused High Income Fund	91,086	851,653
Fidelity High Income Fund	782,226	7,165,190
Fixed-Income Funds - continued
	Shares	Value
Fixed-Income Funds - continued
Fidelity New Markets Income Fund	25,473	$ 397,639
Fidelity Real Estate Income Fund	27,418	295,293
Fidelity U.S. Bond Index Fund	1,821,384	20,545,209
TOTAL FIXED-INCOME FUNDS (Cost $29,236,200)		30,560,880
Money Market Funds - 0.1%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $262,849)	262,849	262,849
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $205,778,333)	257,075,297
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41,649)
NET ASSETS - 100%	$ 257,033,648
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $206,014,459. Net unrealized appreciation aggregated $51,060,838, of which $52,746,876 related to appreciated investment securities and $1,686,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2011

1.799882.107

VIPAM-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 36.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.4%
BorgWarner, Inc. (a)	67,200	$ 5,355,168
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	54,462	4,532,774
Ford Motor Co. (a)	223,100	3,326,421
		7,859,195
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	46,000	1,126,439
Weight Watchers International, Inc.	52,800	3,701,280
		4,827,719
Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp. (a)	50,700	2,140,554
Panera Bread Co. Class A (a)	37,000	4,699,000
Starwood Hotels & Resorts Worldwide, Inc.	49,700	2,888,564
		9,728,118
Household Durables - 0.2%
Gafisa SA sponsored ADR (d)	262,000	3,364,080
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	7,400	1,332,962
E-Commerce China Dangdang, Inc. ADR	34,600	713,798
Priceline.com, Inc. (a)	10,000	5,064,400
		7,111,160
Media - 0.4%
Comcast Corp. Class A	123,100	3,043,032
Discovery Communications, Inc. (a)	24,900	993,510
Focus Media Holding Ltd. ADR (a)	69,800	2,140,766
		6,177,308
Multiline Retail - 0.5%
Macy's, Inc.	213,400	5,177,084
Nordstrom, Inc.	28,000	1,256,640
		6,433,724
Specialty Retail - 1.0%
China ZhengTong Auto Services Holdings Ltd.	566,000	578,472
Home Depot, Inc.	124,300	4,606,558
Tiffany & Co., Inc.	54,000	3,317,760
Williams-Sonoma, Inc.	153,900	6,232,950
		14,735,740
Textiles, Apparel & Luxury Goods - 2.2%
Arezzo Industria E Comercio SA	68,000	947,539
Burberry Group PLC	98,000	1,844,974
Coach, Inc.	98,500	5,125,940
Deckers Outdoor Corp. (a)	95,400	8,218,710
Fossil, Inc. (a)	59,900	5,609,635
LVMH Moet Hennessy - Louis Vuitton	5,810	919,373
Phillips-Van Heusen Corp.	79,100	5,143,873

	Shares	Value
The Swatch Group AG (Bearer)	4,580	$ 2,024,973
Vera Bradley, Inc.	35,500	1,498,455
		31,333,472
TOTAL CONSUMER DISCRETIONARY		96,925,684
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Hansen Natural Corp. (a)	54,300	3,270,489
Food & Staples Retailing - 0.1%
Droga Raia SA	43,000	671,608
Food Products - 0.4%
Green Mountain Coffee Roasters, Inc. (a)	92,400	5,969,964
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	45,000	4,336,200
Hengan International Group Co. Ltd.	352,500	2,614,770
		6,950,970
TOTAL CONSUMER STAPLES		16,863,031
ENERGY - 6.7%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	94,300	6,924,449
Carbo Ceramics, Inc.	35,900	5,066,208
Halliburton Co.	150,600	7,505,904
Saipem SpA	43,837	2,329,434
Schlumberger Ltd.	78,513	7,322,122
Transocean Ltd. (a)	86,500	6,742,675
		35,890,792
Oil, Gas & Consumable Fuels - 4.2%
Alpha Natural Resources, Inc. (a)	56,000	3,324,720
Anadarko Petroleum Corp.	34,800	2,850,816
Chevron Corp.	137,200	14,739,396
Cimarex Energy Co.	35,800	4,125,592
Concho Resources, Inc. (a)	57,300	6,148,290
Continental Resources, Inc. (a)	77,400	5,531,778
Denbury Resources, Inc. (a)	64,700	1,578,680
Massey Energy Co.	11,900	813,484
OAO Gazprom sponsored ADR	51,300	1,659,042
Peabody Energy Corp.	33,000	2,374,680
Pioneer Natural Resources Co.	58,300	5,941,936
Tesoro Corp. (a)	43,700	1,172,471
Uranium One, Inc.	196,200	768,856
Western Refining, Inc. (a)(d)	88,000	1,491,600
Whiting Petroleum Corp. (a)	106,200	7,800,390
		60,321,731
TOTAL ENERGY		96,212,523
FINANCIALS - 1.4%
Capital Markets - 0.7%
Apollo Global Management LLC Class A	315,200	5,673,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	14,400	$ 2,894,544
T. Rowe Price Group, Inc.	22,900	1,521,018
		10,089,162
Commercial Banks - 0.3%
BBVA Banco Frances SA sponsored ADR	82,100	900,637
Itau Unibanco Banco Multiplo SA sponsored ADR	128,800	3,097,640
Wells Fargo & Co.	20,800	659,360
		4,657,637
Consumer Finance - 0.0%
Green Dot Corp. Class A	12,700	544,957
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	138,200	3,689,940
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	31,800	912,978
TOTAL FINANCIALS		19,894,674
HEALTH CARE - 3.2%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	73,100	4,899,162
Vertex Pharmaceuticals, Inc. (a)	97,000	4,649,210
		9,548,372
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp. (a)	25,200	2,192,400
IDEXX Laboratories, Inc. (a)	13,700	1,057,914
Volcano Corp. (a)	70,200	1,797,120
		5,047,434
Health Care Providers & Services - 1.0%
Accretive Health, Inc.	61,000	1,693,360
Epocrates, Inc. (a)	33,400	661,320
Express Scripts, Inc. (a)	62,900	3,497,869
HMS Holdings Corp. (a)	29,200	2,390,020
McKesson Corp.	48,800	3,857,640
Medco Health Solutions, Inc. (a)	31,200	1,752,192
		13,852,401
Health Care Technology - 0.1%
SXC Health Solutions Corp. (a)	39,100	2,132,214
Pharmaceuticals - 1.1%
Novo Nordisk AS Series B sponsored ADR	46,700	5,848,241
Shire PLC sponsored ADR	31,900	2,778,490
Valeant Pharmaceuticals International, Inc. (Canada)	136,750	6,825,513
		15,452,244
TOTAL HEALTH CARE		46,032,665

	Shares	Value
INDUSTRIALS - 5.2%
Aerospace & Defense - 0.3%
Goodrich Corp.	25,200	$ 2,155,356
The Boeing Co.	35,400	2,617,122
		4,772,478
Airlines - 1.2%
Delta Air Lines, Inc. (a)	357,525	3,503,745
United Continental Holdings, Inc. (a)	550,570	12,657,604
US Airways Group, Inc. (a)	124,800	1,087,008
		17,248,357
Construction & Engineering - 0.4%
Fluor Corp.	48,000	3,535,680
Foster Wheeler AG (a)	68,500	2,576,970
		6,112,650
Electrical Equipment - 0.1%
Roper Industries, Inc.	19,300	1,668,678
Machinery - 2.8%
Caterpillar, Inc.	62,000	6,903,700
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	414,600	1,062,804
Cummins, Inc.	70,700	7,750,134
Dover Corp.	59,000	3,878,660
Kennametal, Inc.	104,400	4,071,600
MAN SE	30,300	3,777,356
Manitowoc Co., Inc.	122,800	2,686,864
PACCAR, Inc.	19,500	1,020,825
Parker Hannifin Corp.	58,400	5,529,312
Sandvik AB	98,600	1,859,597
Weg SA	61,900	815,147
		39,355,999
Road & Rail - 0.2%
CSX Corp.	39,700	3,120,420
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (a)(e)	59,100	1,241,100
Mills Estruturas e Servicos de Engenharia SA	91,000	1,000,490
		2,241,590
TOTAL INDUSTRIALS		74,520,172
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 2.1%
Alcatel-Lucent SA sponsored ADR (a)	851,300	4,946,053
Ciena Corp. (a)	45,900	1,191,564
HTC Corp.	103,000	4,028,227
JDS Uniphase Corp. (a)	71,000	1,479,640
Juniper Networks, Inc. (a)	150,800	6,345,664
QUALCOMM, Inc.	115,200	6,316,416
Research In Motion Ltd. (a)	47,000	2,658,790
Riverbed Technology, Inc. (a)	98,900	3,723,585
		30,689,939
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.1%
Apple, Inc. (a)	67,700	$ 23,590,063
EMC Corp. (a)	189,000	5,017,950
NetApp, Inc. (a)	42,100	2,028,378
		30,636,391
Internet Software & Services - 1.1%
Baidu.com, Inc. sponsored ADR (a)	23,600	3,252,316
Cornerstone Ondemand, Inc.	63,700	1,161,251
Demand Media, Inc.	31,100	732,405
eBay, Inc. (a)	131,000	4,066,240
Mail.ru Group Ltd. GDR (a)(e)	10,500	314,475
Rackspace Hosting, Inc. (a)	24,100	1,032,685
Tencent Holdings Ltd.	154,100	3,754,140
YouKu.com, Inc. ADR (a)(d)	21,200	1,007,212
		15,320,724
IT Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	84,500	6,878,300
Semiconductors & Semiconductor Equipment - 1.0%
ARM Holdings PLC sponsored ADR	69,500	1,957,815
Broadcom Corp. Class A	154,300	6,076,334
NVIDIA Corp. (a)	55,600	1,026,376
NXP Semiconductors NV	142,700	4,281,000
TriQuint Semiconductor, Inc. (a)	82,200	1,061,202
		14,402,727
Software - 1.2%
Ariba, Inc. (a)	35,200	1,201,728
Informatica Corp. (a)	161,700	8,445,591
Oracle Corp.	38,800	1,294,756
RealPage, Inc.	52,000	1,441,960
Rovi Corp. (a)	61,100	3,278,015
Taleo Corp. Class A (a)	62,900	2,242,385
		17,904,435
TOTAL INFORMATION TECHNOLOGY		115,832,516
MATERIALS - 4.2%
Chemicals - 2.7%
Celanese Corp. Class A	70,400	3,123,648
CF Industries Holdings, Inc.	43,600	5,964,044
Dow Chemical Co.	192,600	7,270,650
Ferro Corp. (a)	37,400	620,466

	Shares	Value
FMC Corp.	49,800	$ 4,229,514
LyondellBasell Industries NV Class A (a)	188,100	7,439,355
PPG Industries, Inc.	49,600	4,722,416
Rockwood Holdings, Inc. (a)	36,400	1,791,608
Umicore SA	24,229	1,201,169
Uralkali JSC GDR (Reg. S)	63,300	2,625,051
		38,987,921
Metals & Mining - 1.5%
Alcoa, Inc.	296,800	5,238,520
Anglo American PLC (United Kingdom)	22,100	1,136,547
Freeport-McMoRan Copper & Gold, Inc.	69,000	3,832,950
Molycorp, Inc.	32,200	1,932,644
Stillwater Mining Co. (a)	156,700	3,593,131
United States Steel Corp. (d)	114,700	6,186,918
		21,920,710
TOTAL MATERIALS		60,908,631
TOTAL COMMON STOCKS (Cost $390,736,617)		527,189,896
Fixed-Income Funds - 41.7%
	Shares
Fidelity Emerging Markets Debt Central Fund (f)	700,000	7,007,000
Fidelity Floating Rate Central Fund (f)	463,094	47,281,846
Fidelity High Income Central Fund 1 (f)	483,145	47,913,533
Fidelity VIP Investment Grade Central Fund (f)	4,753,960	498,785,477
TOTAL FIXED-INCOME FUNDS (Cost $583,875,160)		600,987,856
Equity Funds - 16.5%

Domestic Equity Funds - 2.2%
Fidelity Commodity Strategy Central Fund (f)	2,422,342	31,974,915
International Equity Funds - 14.3%
Fidelity Emerging Markets Equity Central Fund (f)	127,336	28,935,833
Fidelity International Equity Central Fund (f)	2,406,123	176,176,357
TOTAL INTERNATIONAL EQUITY FUNDS		205,112,190
TOTAL EQUITY FUNDS (Cost $227,914,244)		237,087,105
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	37,853,609	$ 37,853,609
Fidelity Money Market Central Fund, .39% (b)	30,325,141	30,325,141
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	4,335,800	4,335,800
TOTAL MONEY MARKET FUNDS (Cost $72,514,550)		72,514,550
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 4/14/11 (Cost $849,951)	$ 850,000	849,988
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,275,890,522)	1,438,629,395
NET OTHER ASSETS (LIABILITIES) - 0.1%	1,821,353
NET ASSETS - 100%	$ 1,440,450,748
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,555,575 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,135
Fidelity Emerging Markets Debt Central Fund	5,883
Fidelity Floating Rate Central Fund	513,813
Fidelity High Income Central Fund 1	945,998
Fidelity International Equity Central Fund	988,274
Fidelity Money Market Central Fund	29,052
Fidelity Securities Lending Cash Central Fund	17,175
Fidelity VIP Investment Grade Central Fund	4,033,331
Total	$ 6,558,661
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 22,829,987	$ 7,886,752	$ -	$ 31,974,915	3.5%
Fidelity Emerging Markets Debt Central Fund	-	7,000,000	-	7,007,000	7.1%
Fidelity Emerging Markets Equity Central Fund	44,864,395	-	15,498,967	28,935,833	8.8%
Fidelity Floating Rate Central Fund	45,723,024	513,813	-	47,281,846	1.6%
Fidelity High Income Central Fund 1	52,973,765	945,998	7,001,313	47,913,533	8.7%
Fidelity International Equity Central Fund	162,878,293	9,016,189	-	176,176,357	9.4%
Fidelity VIP Investment Grade Central Fund	494,551,472	5,495,610	-	498,785,477	13.4%
Total	$ 823,820,936	$ 30,858,362	$ 22,500,280	$ 838,074,961
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,925,684	$ 96,925,684	$ -	$ -
Consumer Staples	16,863,031	16,863,031	-	-
Energy	96,212,523	96,212,523	-	-
Financials	19,894,674	19,894,674	-	-
Health Care	46,032,665	46,032,665	-	-
Industrials	74,520,172	73,279,072	-	1,241,100
Information Technology	115,832,516	115,832,516	-	-
Materials	60,908,631	60,908,631	-	-
Fixed-Income Funds	600,987,856	600,987,856	-	-
Equity Funds	237,087,105	237,087,105	-	-
Money Market Funds	72,514,550	72,514,550	-	-
U.S. Government and Government Agency Obligations	849,988	-	849,988	-
Total Investments in Securities:	$ 1,438,629,395	$ 1,436,538,307	$ 849,988	$ 1,241,100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,211,550
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	29,550
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,241,100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 29,550

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $1,262,481,288. Net unrealized appreciation aggregated $176,148,107, of which $209,073,569 related to appreciated investment securities and $32,925,462 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2011

1.799876.107

VIPAMG-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 51.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.5%
BorgWarner, Inc. (a)	12,300	$ 980,187
Automobiles - 0.8%
Bayerische Motoren Werke AG (BMW)	9,972	829,951
Ford Motor Co. (a)	40,500	603,855
		1,433,806
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	7,000	171,415
Weight Watchers International, Inc.	11,100	778,110
		949,525
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp. (a)	9,400	396,868
Panera Bread Co. Class A (a)	7,500	952,500
Starwood Hotels & Resorts Worldwide, Inc.	9,000	523,080
		1,872,448
Household Durables - 0.3%
Gafisa SA sponsored ADR	47,800	613,752
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	1,500	270,195
E-Commerce China Dangdang, Inc. ADR	5,800	119,654
Priceline.com, Inc. (a)	1,800	911,592
		1,301,441
Media - 0.7%
Comcast Corp. Class A	22,200	548,784
Discovery Communications, Inc. (a)	4,600	183,540
Focus Media Holding Ltd. ADR (a)	15,800	484,586
		1,216,910
Multiline Retail - 0.6%
Macy's, Inc.	39,100	948,566
Nordstrom, Inc.	5,200	233,376
		1,181,942
Specialty Retail - 1.4%
China ZhengTong Auto Services Holdings Ltd.	98,000	100,159
Home Depot, Inc.	22,500	833,850
Tiffany & Co., Inc.	9,800	602,112
Williams-Sonoma, Inc.	28,100	1,138,050
		2,674,171
Textiles, Apparel & Luxury Goods - 3.0%
Arezzo Industria E Comercio SA	12,000	167,213
Burberry Group PLC	17,800	335,108
Coach, Inc.	18,000	936,720
Deckers Outdoor Corp. (a)	17,400	1,499,010
Fossil, Inc. (a)	11,000	1,030,150
LVMH Moet Hennessy - Louis Vuitton	1,106	175,013
Phillips-Van Heusen Corp.	14,400	936,432

	Shares	Value
The Swatch Group AG (Bearer)	840	$ 371,392
Vera Bradley, Inc.	6,100	257,481
		5,708,519
TOTAL CONSUMER DISCRETIONARY		17,932,701
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Hansen Natural Corp. (a)	10,100	608,323
Food & Staples Retailing - 0.0%
Droga Raia SA	7,000	109,331
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	16,600	1,072,526
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	8,200	790,152
Hengan International Group Co. Ltd.	64,000	474,738
		1,264,890
TOTAL CONSUMER STAPLES		3,055,070
ENERGY - 9.4%
Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	17,200	1,262,996
Carbo Ceramics, Inc.	6,500	917,280
Halliburton Co.	27,200	1,355,648
Saipem SpA	8,168	434,036
Schlumberger Ltd.	14,314	1,334,924
Transocean Ltd. (a)	15,700	1,223,815
		6,528,699
Oil, Gas & Consumable Fuels - 5.9%
Alpha Natural Resources, Inc. (a)	10,200	605,574
Anadarko Petroleum Corp.	6,300	516,096
Chevron Corp.	25,700	2,760,951
Cimarex Energy Co.	6,500	749,060
Concho Resources, Inc. (a)	10,400	1,115,920
Continental Resources, Inc. (a)	13,900	993,433
Denbury Resources, Inc. (a)	11,700	285,480
Massey Energy Co.	2,200	150,392
OAO Gazprom sponsored ADR	9,000	291,060
Peabody Energy Corp.	6,000	431,760
Pioneer Natural Resources Co.	10,600	1,080,352
Tesoro Corp. (a)	7,500	201,225
Uranium One, Inc.	36,400	142,642
Western Refining, Inc. (a)(d)	15,900	269,505
Whiting Petroleum Corp. (a)	19,800	1,454,310
		11,047,760
TOTAL ENERGY		17,576,459
FINANCIALS - 2.0%
Capital Markets - 1.0%
Apollo Global Management LLC Class A	58,300	1,049,400
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BlackRock, Inc. Class A	2,600	$ 522,626
T. Rowe Price Group, Inc.	4,200	278,964
		1,850,990
Commercial Banks - 0.5%
BBVA Banco Frances SA sponsored ADR	15,000	164,550
Itau Unibanco Banco Multiplo SA sponsored ADR	23,600	567,580
Wells Fargo & Co.	4,000	126,800
		858,930
Consumer Finance - 0.0%
Green Dot Corp. Class A	2,300	98,693
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	25,000	667,500
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	5,900	169,389
TOTAL FINANCIALS		3,645,502
HEALTH CARE - 4.5%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	13,200	884,664
Vertex Pharmaceuticals, Inc. (a)	17,600	843,568
		1,728,232
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp. (a)	4,700	408,900
IDEXX Laboratories, Inc. (a)	2,500	193,050
Volcano Corp. (a)	12,800	327,680
		929,630
Health Care Providers & Services - 1.4%
Accretive Health, Inc.	11,000	305,360
Epocrates, Inc. (a)	6,100	120,780
Express Scripts, Inc. (a)	11,600	645,076
HMS Holdings Corp. (a)	5,400	441,990
McKesson Corp.	8,800	695,640
Medco Health Solutions, Inc. (a)	5,800	325,728
		2,534,574
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	7,300	398,086
Pharmaceuticals - 1.5%
Novo Nordisk AS Series B sponsored ADR	8,400	1,051,932
Shire PLC sponsored ADR	5,800	505,180
Valeant Pharmaceuticals International, Inc. (Canada)	25,006	1,248,108
		2,805,220
TOTAL HEALTH CARE		8,395,742

	Shares	Value
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.4%
Goodrich Corp.	4,600	$ 393,438
The Boeing Co.	6,400	473,152
		866,590
Airlines - 1.7%
Delta Air Lines, Inc. (a)	66,000	646,800
United Continental Holdings, Inc. (a)	100,485	2,310,150
US Airways Group, Inc. (a)	22,600	196,846
		3,153,796
Construction & Engineering - 0.6%
Fluor Corp.	8,900	655,574
Foster Wheeler AG (a)	12,400	466,488
		1,122,062
Electrical Equipment - 0.2%
Roper Industries, Inc.	3,500	302,610
Machinery - 3.8%
Caterpillar, Inc.	11,400	1,269,390
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	71,200	182,517
Cummins, Inc.	12,900	1,414,098
Dover Corp.	10,800	709,992
Kennametal, Inc.	19,100	744,900
MAN SE	5,532	689,648
Manitowoc Co., Inc.	22,200	485,736
PACCAR, Inc.	3,700	193,695
Parker Hannifin Corp.	10,700	1,013,076
Sandvik AB	18,000	339,480
Weg SA	11,100	146,173
		7,188,705
Road & Rail - 0.3%
CSX Corp.	7,200	565,920
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A (a)(e)	10,900	228,900
Mills Estruturas e Servicos de Engenharia SA	16,000	175,910
		404,810
TOTAL INDUSTRIALS		13,604,493
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 3.0%
Alcatel-Lucent SA sponsored ADR (a)	154,400	897,064
Ciena Corp. (a)	8,300	215,468
HTC Corp.	19,000	743,071
JDS Uniphase Corp. (a)	12,900	268,836
Juniper Networks, Inc. (a)	27,600	1,161,408
QUALCOMM, Inc.	20,900	1,145,947
Research In Motion Ltd. (a)	8,800	497,816
Riverbed Technology, Inc. (a)	18,000	677,700
		5,607,310
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.0%
Apple, Inc. (a)	12,700	$ 4,425,316
EMC Corp. (a)	34,400	913,320
NetApp, Inc. (a)	7,700	370,986
		5,709,622
Internet Software & Services - 1.5%
Baidu.com, Inc. sponsored ADR (a)	4,900	675,269
Cornerstone Ondemand, Inc.	11,800	215,114
Demand Media, Inc. (d)	5,600	131,880
eBay, Inc. (a)	24,100	748,064
Mail.ru Group Ltd. GDR (a)(e)	1,800	53,910
Rackspace Hosting, Inc. (a)	4,400	188,540
Tencent Holdings Ltd.	28,200	687,000
YouKu.com, Inc. ADR (a)(d)	3,900	185,289
		2,885,066
IT Services - 0.7%
Cognizant Technology Solutions Corp. Class A (a)	15,400	1,253,560
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC sponsored ADR	12,700	357,759
Broadcom Corp. Class A	28,200	1,110,516
NVIDIA Corp. (a)	9,700	179,062
NXP Semiconductors NV	25,000	750,000
TriQuint Semiconductor, Inc. (a)	15,600	201,396
		2,598,733
Software - 1.7%
Ariba, Inc. (a)	6,400	218,496
Informatica Corp. (a)	29,400	1,535,562
Oracle Corp.	7,000	233,590
RealPage, Inc.	8,900	246,797
Rovi Corp. (a)	11,000	590,150
Taleo Corp. Class A (a)	11,700	417,105
		3,241,700
TOTAL INFORMATION TECHNOLOGY		21,295,991
MATERIALS - 6.0%
Chemicals - 3.8%
Celanese Corp. Class A	12,900	572,373
CF Industries Holdings, Inc.	8,000	1,094,320
Dow Chemical Co.	35,200	1,328,800

	Shares	Value
Ferro Corp. (a)	7,100	$ 117,789
FMC Corp.	9,000	764,370
LyondellBasell Industries NV Class A (a)	34,400	1,360,520
PPG Industries, Inc.	10,100	961,621
Rockwood Holdings, Inc. (a)	6,600	324,852
Umicore SA	4,394	217,835
Uralkali JSC GDR (Reg. S)	11,600	481,052
		7,223,532
Metals & Mining - 2.2%
Alcoa, Inc.	54,200	956,630
Anglo American PLC (United Kingdom)	4,100	210,853
Freeport-McMoRan Copper & Gold, Inc.	12,700	705,485
Molycorp, Inc.	5,800	348,116
Stillwater Mining Co. (a)	32,900	754,397
United States Steel Corp. (d)	20,800	1,121,952
		4,097,433
TOTAL MATERIALS		11,320,965
TOTAL COMMON STOCKS (Cost $72,117,676)		96,826,923
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.15% 4/14/11 (Cost $299,983)	$ 300,000	299,996
Fixed-Income Funds - 26.4%
	Shares
Fidelity Emerging Markets Debt Central Fund (f)	90,000	900,900
Fidelity Floating Rate Central Fund (f)	59,280	6,052,529
Fidelity High Income Central Fund 1 (f)	61,675	6,116,312
Fidelity VIP Investment Grade Central Fund (f)	348,460	36,560,414
TOTAL FIXED-INCOME FUNDS (Cost $47,655,710)		49,630,155
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.16% (b)	2,301,135	2,301,135
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	736,315	736,315
TOTAL MONEY MARKET FUNDS (Cost $3,037,450)		3,037,450
Equity Funds - 21.0%

Domestic Equity Funds - 2.3%
Fidelity Commodity Strategy Central Fund (f)	332,125	4,384,055
Equity Funds - continued
	Shares	Value
International Equity Funds - 18.7%
Fidelity Emerging Markets Equity Central Fund (f)	22,959	$ 5,217,203
Fidelity International Equity Central Fund (f)	409,952	30,016,706
TOTAL INTERNATIONAL EQUITY FUNDS		35,233,909
TOTAL EQUITY FUNDS (Cost $41,127,470)		39,617,964
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $164,238,289)		189,412,488
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,236,682)
NET ASSETS - 100%		$ 188,175,806
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $282,810 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying International Equity and Fixed Income Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,985
Fidelity Emerging Markets Debt Central Fund	756
Fidelity Floating Rate Central Fund	63,297
Fidelity High Income Central Fund 1	120,847
Fidelity International Equity Central Fund	165,309
Fidelity Securities Lending Cash Central Fund	3,372
Fidelity VIP Investment Grade Central Fund	295,639
Total	$ 651,205
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 2,907,291	$ 1,306,371	$ -	$ 4,384,055	0.5%
Fidelity Emerging Markets Debt Central Fund	-	900,000	-	900,900	0.9%
Fidelity Emerging Markets Equity Central Fund	7,858,662	-	2,571,973	5,217,203	1.6%
Fidelity Floating Rate Central Fund	5,416,203	513,373	-	6,052,529	0.2%
Fidelity High Income Central Fund 1	6,768,440	120,847	900,125	6,116,312	1.1%
Fidelity International Equity Central Fund	26,462,332	2,873,343	-	30,016,706	1.6%
Fidelity VIP Investment Grade Central Fund	36,250,066	402,822	-	36,560,414	1.0%
Total	$ 85,662,994	$ 6,116,756	$ 3,472,098	$ 89,248,119
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,932,701	$ 17,932,701	$ -	$ -
Consumer Staples	3,055,070	3,055,070	-	-
Energy	17,576,459	17,576,459	-	-
Financials	3,645,502	3,645,502	-	-
Health Care	8,395,742	8,395,742	-	-
Industrials	13,604,493	13,375,593	-	228,900
Information Technology	21,295,991	21,295,991	-	-
Materials	11,320,965	11,320,965	-	-
U.S. Government and Government Agency Obligations	299,996	-	299,996	-
Fixed-Income Funds	49,630,155	49,630,155	-	-
Money Market Funds	3,037,450	3,037,450	-	-
Equity Funds	39,617,964	39,617,964	-	-
Total Investments in Securities:	$ 189,412,488	$ 188,883,592	$ 299,996	$ 228,900
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 223,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5,450
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 228,900
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 5,450

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $163,910,466. Net unrealized appreciation aggregated $25,502,022, of which $33,013,960 related to appreciated investment securities and $7,511,938 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2011

1.830285.105

VIPF2005-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.3%
	Shares	Value
Domestic Equity Funds - 31.3%
VIP Contrafund Portfolio Initial Class	11,623	$ 294,878
VIP Equity-Income Portfolio Initial Class	16,969	343,794
VIP Growth & Income Portfolio Initial Class	25,747	339,860
VIP Growth Portfolio Initial Class	8,614	345,341
VIP Mid Cap Portfolio Initial Class	3,580	122,367
VIP Value Portfolio Initial Class	25,310	295,874
VIP Value Strategies Portfolio Initial Class	12,040	124,254
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,997,798)		1,866,368
International Equity Funds - 11.0%

Developed International Equity Funds - 9.3%
VIP Overseas Portfolio Initial Class	32,041	551,107
Emerging Markets Equity Funds - 1.7%
VIP Emerging Markets Portfolio Initial Class	10,282	103,332
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $717,625)		654,439
Bond Funds - 35.3%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	51,581	$ 297,107
Investment Grade Bond Funds - 30.3%
VIP Investment Grade Bond Portfolio Initial Class	142,365	1,810,883
TOTAL BOND FUNDS (Cost $2,088,561)		2,107,990
Short-Term Funds - 22.4%

VIP Money Market Portfolio Initial Class (Cost $1,336,009)	1,336,009	1,336,009
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,139,993)		5,964,806
NET OTHER ASSETS (LIABILITIES) - 0.0%		(54)
NET ASSETS - 100%		$ 5,964,752
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $6,255,293. Net unrealized depreciation aggregated $290,487, of which $127,516 related to appreciated investment securities and $418,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2011

1.830288.105

VIPF2010-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 37.2%
VIP Contrafund Portfolio Initial Class	385,813	$ 9,788,081
VIP Equity-Income Portfolio Initial Class	564,142	11,429,520
VIP Growth & Income Portfolio Initial Class	855,765	11,296,095
VIP Growth Portfolio Initial Class	286,329	11,478,929
VIP Mid Cap Portfolio Initial Class	119,129	4,071,837
VIP Value Portfolio Initial Class	840,284	9,822,919
VIP Value Strategies Portfolio Initial Class	400,705	4,135,271
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,028,451)		62,022,652
International Equity Funds - 13.1%

Developed International Equity Funds - 11.0%
VIP Overseas Portfolio Initial Class	1,066,858	18,349,964
Emerging Markets Equity Funds - 2.1%
VIP Emerging Markets Portfolio Initial Class	342,719	3,444,331
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,562,298)		21,794,295
Bond Funds - 39.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,440,792	$ 8,298,962
Investment Grade Bond Funds - 34.1%
VIP Investment Grade Bond Portfolio Initial Class	4,476,750	56,944,264
TOTAL BOND FUNDS (Cost $65,139,141)		65,243,226
Short-Term Funds - 10.6%

VIP Money Market Portfolio Initial Class (Cost $17,698,279)	17,698,279	17,698,279
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $168,428,169)	166,758,452
NET OTHER ASSETS (LIABILITIES) - 0.0%	(27,565)
NET ASSETS - 100%	$ 166,730,887
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $169,301,185. Net unrealized depreciation aggregated $2,542,733, of which $7,545,017 related to appreciated investment securities and $10,087,750 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2011

1.830292.105

VIPF2015-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Domestic Equity Funds - 38.2%
VIP Contrafund Portfolio Initial Class	246,679	$ 6,258,255
VIP Equity-Income Portfolio Initial Class	360,960	7,313,047
VIP Growth & Income Portfolio Initial Class	547,576	7,228,008
VIP Growth Portfolio Initial Class	183,197	7,344,384
VIP Mid Cap Portfolio Initial Class	76,088	2,600,697
VIP Value Portfolio Initial Class	537,261	6,280,584
VIP Value Strategies Portfolio Initial Class	255,930	2,641,196
TOTAL DOMESTIC EQUITY FUNDS (Cost $37,675,615)		39,666,171
International Equity Funds - 13.4%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Initial Class	682,142	11,732,848
Emerging Markets Equity Funds - 2.1%
VIP Emerging Markets Portfolio Initial Class	220,035	2,211,351
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,720,902)		13,944,199
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	908,943	$ 5,235,511
Investment Grade Bond Funds - 34.0%
VIP Investment Grade Bond Portfolio Initial Class	2,774,582	35,292,687
TOTAL BOND FUNDS (Cost $40,262,969)		40,528,198
Short-Term Funds - 9.4%

VIP Money Market Portfolio Initial Class (Cost $9,824,301)	9,824,301	9,824,301
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $101,483,787)		103,962,869
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,271)
NET ASSETS - 100%		$ 103,950,598
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $102,001,273. Net unrealized appreciation aggregated $1,961,596, of which $7,664,818 related to appreciated investment securities and $5,703,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2011

1.830298.105

VIPF2020-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 44.9%
VIP Contrafund Portfolio Initial Class	1,228,654	$ 31,170,943
VIP Equity-Income Portfolio Initial Class	1,793,791	36,342,211
VIP Growth & Income Portfolio Initial Class	2,721,427	35,922,841
VIP Growth Portfolio Initial Class	910,566	36,504,587
VIP Mid Cap Portfolio Initial Class	379,366	12,966,727
VIP Value Portfolio Initial Class	2,675,600	31,277,760
VIP Value Strategies Portfolio Initial Class	1,275,716	13,165,385
TOTAL DOMESTIC EQUITY FUNDS (Cost $183,667,046)		197,350,454
International Equity Funds - 15.8%

Developed International Equity Funds - 13.3%
VIP Overseas Portfolio Initial Class	3,404,867	58,563,707
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Initial Class	1,093,302	10,987,684
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,581,630)		69,551,391
Bond Funds - 35.4%
	Shares	Value
High Yield Bond Funds - 6.5%
VIP High Income Portfolio Initial Class	4,983,579	$ 28,705,415
Investment Grade Bond Funds - 28.9%
VIP Investment Grade Bond Portfolio Initial Class	9,963,409	126,734,563
TOTAL BOND FUNDS (Cost $155,575,137)		155,439,978
Short-Term Funds - 3.9%

VIP Money Market Portfolio Initial Class (Cost $17,142,944)	17,142,944	17,142,944
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $423,966,757)	439,484,767
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74,113)
NET ASSETS - 100%	$ 439,410,654
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $425,993,858. Net unrealized appreciation aggregated $13,490,909, of which $36,469,934 related to appreciated investment securities and $22,979,025 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2011

1.830299.105

VIPF2025-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 51.8%
VIP Contrafund Portfolio Initial Class	152,461	$ 3,867,942
VIP Equity-Income Portfolio Initial Class	222,697	4,511,833
VIP Growth & Income Portfolio Initial Class	337,817	4,459,185
VIP Growth Portfolio Initial Class	113,026	4,531,228
VIP Mid Cap Portfolio Initial Class	47,049	1,608,140
VIP Value Portfolio Initial Class	332,041	3,881,559
VIP Value Strategies Portfolio Initial Class	158,256	1,633,202
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,326,790)		24,493,089
International Equity Funds - 18.3%

Developed International Equity Funds - 15.4%
VIP Overseas Portfolio Initial Class	423,000	7,275,591
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Initial Class	136,205	1,368,857
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,505,581)		8,644,448
Bond Funds - 29.8%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	611,032	$ 3,519,545
Investment Grade Bond Funds - 22.4%
VIP Investment Grade Bond Portfolio Initial Class	833,021	10,596,028
TOTAL BOND FUNDS (Cost $14,276,232)		14,115,573
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $56,297)	56,297	56,297
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,164,900)	47,309,407
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,972
NET ASSETS - 100%	$ 47,312,379
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $46,435,021. Net unrealized appreciation aggregated $874,386, of which $3,515,657 related to appreciated investment securities and $2,641,271 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2011

1.830294.105

VIPF2030-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.9%
	Shares	Value
Domestic Equity Funds - 54.9%
VIP Contrafund Portfolio Initial Class	390,300	$ 9,901,923
VIP Equity-Income Portfolio Initial Class	570,564	11,559,629
VIP Growth & Income Portfolio Initial Class	865,611	11,426,063
VIP Growth Portfolio Initial Class	289,633	11,611,390
VIP Mid Cap Portfolio Initial Class	120,301	4,111,886
VIP Value Portfolio Initial Class	849,973	9,936,184
VIP Value Strategies Portfolio Initial Class	404,559	4,175,050
TOTAL DOMESTIC EQUITY FUNDS (Cost $61,347,163)		62,722,125
International Equity Funds - 19.4%

Developed International Equity Funds - 16.3%
VIP Overseas Portfolio Initial Class	1,084,073	18,646,059
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Initial Class	348,922	3,506,663
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $22,327,610)		22,152,722
Bond Funds - 25.7%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Initial Class	1,477,347	$ 8,509,521
Investment Grade Bond Funds - 18.3%
VIP Investment Grade Bond Portfolio Initial Class	1,641,905	20,885,030
TOTAL BOND FUNDS (Cost $29,571,812)		29,394,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $113,246,585)	114,269,398
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,032)
NET ASSETS - 100%	$ 114,256,366
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $114,340,262. Net unrealized depreciation aggregated $70,864, of which $8,629,017 related to appreciated investment securities and $8,699,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2011

1.830282.105

VIPFINC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Domestic Equity Funds - 15.3%
VIP Contrafund Portfolio Initial Class	19,458	$ 493,649
VIP Equity-Income Portfolio Initial Class	28,397	575,331
VIP Growth & Income Portfolio Initial Class	43,082	568,677
VIP Growth Portfolio Initial Class	14,418	578,006
VIP Mid Cap Portfolio Initial Class	6,007	205,325
VIP Value Portfolio Initial Class	42,365	495,252
VIP Value Strategies Portfolio Initial Class	20,210	208,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,250,513)		3,124,808
International Equity Funds - 5.4%

Developed International Equity Funds - 4.5%
VIP Overseas Portfolio Initial Class	53,509	920,347
Emerging Markets Equity Funds - 0.9%
VIP Emerging Markets Portfolio Initial Class	17,192	172,778
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $907,877)		1,093,125
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	176,740	$ 1,018,021
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Initial Class	551,998	7,021,411
TOTAL BOND FUNDS (Cost $7,935,191)		8,039,432
Short-Term Funds - 39.9%

VIP Money Market Portfolio Initial Class (Cost $8,130,611)	8,130,611	8,130,611
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $20,224,192)	20,387,976
NET OTHER ASSETS (LIABILITIES) - 0.0%	521
NET ASSETS - 100%	$ 20,388,497
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $20,319,594. Net unrealized appreciation aggregated $68,382, of which $490,032 related to appreciated investment securities and $421,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2011

1.830289.105

VIPFLI-I-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.2%
	Shares	Value
Domestic Equity Funds - 32.2%
VIP Contrafund Portfolio Investor Class	21,203	$ 536,000
VIP Equity-Income Portfolio Investor Class	30,971	625,917
VIP Growth & Income Portfolio Investor Class	46,970	618,601
VIP Growth Portfolio Investor Class	15,719	628,459
VIP Mid Cap Portfolio Investor Class	6,546	223,006
VIP Value Portfolio Investor Class	46,051	537,878
VIP Value Strategies Portfolio Investor Class	22,034	226,505
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,735,441)		3,396,366
International Equity Funds - 11.3%

Developed International Equity Funds - 9.5%
VIP Overseas Portfolio Investor Class R	58,404	1,001,634
Emerging Markets Equity Funds - 1.8%
VIP Emerging Markets Portfolio Investor Class R	18,800	188,377
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,310,893)		1,190,011
Bond Funds - 41.6%
	Shares	Value
High Yield Bond Funds - 4.9%
VIP High Income Portfolio Investor Class	91,296	$ 524,041
Investment Grade Bond Funds - 36.7%
VIP Investment Grade Bond Portfolio Investor Class	305,562	3,874,523
TOTAL BOND FUNDS (Cost $4,430,504)		4,398,564
Short-Term Funds - 14.9%

VIP Money Market Portfolio Investor Class (Cost $1,575,434)	1,575,434	1,575,434
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,052,272)	10,560,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 10,560,374
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $11,104,509. Net unrealized depreciation aggregated $544,134, of which $226,414 related to appreciated investment securities and $770,548 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2011

1.856870.103

VIPFM-60-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 63.3%
	Shares	Value
Domestic Equity Funds - 45.1%
Fidelity 130/30 Large Cap Fund (a)	7,135	$ 56,507
Fidelity Air Transportation Portfolio	114,143	4,937,846
Fidelity Automotive Portfolio	261,493	11,785,504
Fidelity Banking Portfolio	2,553,074	47,385,058
Fidelity Biotechnology Portfolio (a)	12,393	972,494
Fidelity Blue Chip Growth Fund	72,650	3,483,554
Fidelity Brokerage & Investment Management Portfolio	112,577	5,953,061
Fidelity Chemicals Portfolio	213,947	22,280,457
Fidelity Commodity Strategy Fund (a)	1,011	12,493
Fidelity Communications Equipment Portfolio (a)	681,667	19,611,563
Fidelity Computers Portfolio (a)	460,018	27,375,687
Fidelity Construction & Housing Portfolio	251,633	9,395,960
Fidelity Consumer Discretionary Portfolio	2,141,494	53,494,528
Fidelity Consumer Staples Portfolio	1,499,028	103,537,830
Fidelity Contrafund	8,975	637,120
Fidelity Defense & Aerospace Portfolio	28,113	2,238,042
Fidelity Disciplined Equity Fund	4,464	107,192
Fidelity Dividend Growth Fund	2,480,676	74,966,019
Fidelity Electronics Portfolio	26,462	1,339,223
Fidelity Energy Portfolio	1,506,047	92,908,012
Fidelity Energy Service Portfolio (a)	638,014	56,330,262
Fidelity Environmental & Alternative Energy Portfolio	88,047	1,714,281
Fidelity Equity-Income Fund	8,524	401,587
Fidelity Equity-Income II Fund	4,861	94,356
Fidelity Financial Services Portfolio	752,739	46,323,577
Fidelity Fund	1,831	63,055
Fidelity Global Commodity Stock Fund	553,742	10,039,336
Fidelity Gold Portfolio	566,180	29,497,964
Fidelity Growth Company Fund	240,312	21,637,706
Fidelity Health Care Portfolio	405,495	55,800,228
Fidelity Independence Fund (a)	2,122	55,137
Fidelity Industrial Equipment Portfolio	1,322,506	48,562,409
Fidelity Industrials Portfolio	2,166,884	55,667,261
Fidelity Insurance Portfolio	1,201,223	58,956,027
Fidelity IT Services Portfolio (a)	425,454	9,704,600
Fidelity Large Cap Stock Fund	2,709,316	50,339,091
Fidelity Large Cap Value Fund	27,567	306,820
Fidelity Leisure Portfolio	160,925	14,805,145
Fidelity Leveraged Company Stock Fund	57,376	1,761,438
Fidelity Magellan Fund	2,862	216,258
Fidelity Materials Portfolio	108,348	7,741,493
Fidelity Medical Delivery Portfolio (a)	351,513	20,201,474
Fidelity Medical Equipment & Systems Portfolio (a)	333,901	10,003,687
Fidelity Mega Cap Stock Fund	3,057,239	32,101,011
Fidelity Mid Cap Value Fund	5,547	95,294
Fidelity Multimedia Portfolio	408,651	19,292,411
Fidelity Natural Resources Portfolio	32,330	1,295,139
Fidelity Pharmaceuticals Portfolio	3,261,634	42,890,483

	Shares	Value
Fidelity Real Estate Investment Portfolio	288,868	$ 7,894,762
Fidelity Retailing Portfolio	138,463	7,576,692
Fidelity Small Cap Growth Fund	137,422	2,326,559
Fidelity Small Cap Value Fund	23,325	385,789
Fidelity Software & Computer Services Portfolio	150,450	13,906,130
Fidelity Stock Selector All Cap Fund	4,389	119,739
Fidelity Technology Portfolio (a)	1,255,237	127,356,330
Fidelity Telecom and Utilities Fund	1,352,766	22,767,055
Fidelity Telecommunications Portfolio	554,705	26,758,984
Fidelity Transportation Portfolio	281,345	16,168,911
Fidelity Utilities Portfolio	570,145	28,712,501
Fidelity Value Fund	4,035	297,729
Spartan 500 Index Fund Investor Class	2,199	103,605
Spartan Total Market Index Fund Investor Class	676,152	26,187,375
VIP Mid Cap Portfolio Investor Class	140,092	4,772,924
TOTAL DOMESTIC EQUITY FUNDS		1,363,710,765
International Equity Funds - 18.2%
Fidelity Canada Fund	274,712	17,172,224
Fidelity China Region Fund	113,353	3,659,029
Fidelity Diversified International Fund	552,602	17,191,462
Fidelity Emerging Asia Fund	643,738	20,213,360
Fidelity Emerging Markets Fund	530,224	14,172,900
Fidelity International Capital Appreciation Fund	1,012,811	13,510,899
Fidelity International Discovery Fund	3,603,804	121,087,814
Fidelity International Real Estate Fund	379,939	3,506,836
Fidelity International Small Cap Fund	812,189	17,697,599
Fidelity International Small Cap Opportunities Fund	3,342,853	35,902,236
Fidelity International Value Fund	3,415,086	29,335,589
Fidelity Japan Fund	1,803,319	18,970,918
Fidelity Japan Smaller Companies Fund	1,552,428	13,754,513
Fidelity Nordic Fund	1,488,082	53,303,099
Fidelity Overseas Fund	1,143	38,180
Fidelity Pacific Basin Fund	1,440,896	37,261,564
Spartan International Index Fund Investor Class	3,710,065	134,860,867
TOTAL INTERNATIONAL EQUITY FUNDS		551,639,089
TOTAL EQUITY FUNDS (Cost $1,497,815,803)		1,915,349,854
Fixed-Income Funds - 34.2%

Fidelity Floating Rate High Income Fund	6,809,099	67,205,811
Fidelity Focused High Income Fund	3,290,166	30,763,050
Fidelity High Income Fund	6,979,651	63,933,600
Fixed-Income Funds - continued
	Shares	Value
Fidelity New Markets Income Fund	1,016,627	$ 15,869,545
Fidelity Real Estate Income Fund	1,904,566	20,512,174
Fidelity U.S. Bond Index Fund	74,254,129	837,586,577
TOTAL FIXED-INCOME FUNDS (Cost $1,014,653,055)		1,035,870,757
Money Market Funds - 2.5%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $76,781,730)	76,781,730	76,781,730
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,589,250,588)	3,028,002,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	(483,201)
NET ASSETS - 100%	$ 3,027,519,140
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $2,591,089,488. Net unrealized appreciation aggregated $436,912,853, of which $447,301,185 related to appreciated investment securities and $10,388,332 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

March 31, 2011

1.830286.105

VIPIFF2005-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.3%
	Shares	Value
Domestic Equity Funds - 31.3%
VIP Contrafund Portfolio Investor Class	20,289	$ 512,913
VIP Equity-Income Portfolio Investor Class	29,596	598,133
VIP Growth & Income Portfolio Investor Class	44,869	590,925
VIP Growth Portfolio Investor Class	15,020	600,519
VIP Mid Cap Portfolio Investor Class	6,245	212,763
VIP Value Portfolio Investor Class	44,077	514,817
VIP Value Strategies Portfolio Investor Class	21,033	216,220
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,551,009)		3,246,290
International Equity Funds - 11.0%

Developed International Equity Funds - 9.2%
VIP Overseas Portfolio Investor Class R	55,706	955,360
Emerging Markets Equity Funds - 1.8%
VIP Emerging Markets Portfolio Investor Class R	17,923	179,590
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,215,268)		1,134,950
Bond Funds - 35.3%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	89,737	$ 515,089
Investment Grade Bond Funds - 30.3%
VIP Investment Grade Bond Portfolio Investor Class	247,820	3,142,362
TOTAL BOND FUNDS (Cost $3,613,893)		3,657,451
Short-Term Funds - 22.4%

VIP Money Market Portfolio Investor Class (Cost $2,320,386)	2,320,386	2,320,386
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,700,556)		10,359,077
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 10,359,075
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $10,787,340. Net unrealized depreciation aggregated $428,263, of which $286,276 related to appreciated investment securities and $714,539 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

March 31, 2011

1.830287.105

VIPIFF2010-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.2%
	Shares	Value
Domestic Equity Funds - 37.2%
VIP Contrafund Portfolio Investor Class	130,339	$ 3,294,976
VIP Equity-Income Portfolio Investor Class	190,363	3,847,237
VIP Growth & Income Portfolio Investor Class	288,706	3,802,253
VIP Growth Portfolio Investor Class	96,625	3,863,059
VIP Mid Cap Portfolio Investor Class	40,233	1,370,730
VIP Value Portfolio Investor Class	283,084	3,306,417
VIP Value Strategies Portfolio Investor Class	135,423	1,392,146
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,544,599)		20,876,818
International Equity Funds - 13.1%

Developed International Equity Funds - 11.0%
VIP Overseas Portfolio Investor Class R	360,132	6,176,271
Emerging Markets Equity Funds - 2.1%
VIP Emerging Markets Portfolio Investor Class R	115,598	1,158,295
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,435,697)		7,334,566
Bond Funds - 39.1%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	485,717	$ 2,788,015
Investment Grade Bond Funds - 34.1%
VIP Investment Grade Bond Portfolio Investor Class	1,510,989	19,159,342
TOTAL BOND FUNDS (Cost $22,066,942)		21,947,357
Short-Term Funds - 10.6%

VIP Money Market Portfolio Investor Class (Cost $5,955,799)	5,955,799	5,955,799
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $60,003,037)	56,114,540
NET OTHER ASSETS (LIABILITIES) - 0.0%	7
NET ASSETS - 100%	$ 56,114,547
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $60,305,834. Net unrealized depreciation aggregated $4,191,294, of which $1,009,374 related to appreciated investment securities and $5,200,668 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2011

1.830290.105

VIPIFF2015-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.2%
	Shares	Value
Domestic Equity Funds - 38.2%
VIP Contrafund Portfolio Investor Class	175,994	$ 4,449,122
VIP Equity-Income Portfolio Investor Class	257,235	5,198,718
VIP Growth & Income Portfolio Investor Class	390,153	5,138,319
VIP Growth Portfolio Investor Class	130,560	5,219,782
VIP Mid Cap Portfolio Investor Class	54,264	1,848,776
VIP Value Portfolio Investor Class	382,249	4,464,672
VIP Value Strategies Portfolio Investor Class	182,660	1,877,740
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,676,830)		28,197,129
International Equity Funds - 13.4%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Investor Class R	486,334	8,340,624
Emerging Markets Equity Funds - 2.1%
VIP Emerging Markets Portfolio Investor Class R	156,767	1,570,808
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,865,828)		9,911,432
Bond Funds - 39.0%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	647,168	$ 3,714,743
Investment Grade Bond Funds - 34.0%
VIP Investment Grade Bond Portfolio Investor Class	1,978,078	25,082,032
TOTAL BOND FUNDS (Cost $28,794,112)		28,796,775
Short-Term Funds - 9.4%

VIP Money Market Portfolio Investor Class (Cost $6,982,464)	6,982,464	6,982,464
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,319,234)	73,887,800
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100%	$ 73,887,799
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $77,721,178. Net unrealized depreciation aggregated $3,833,378, of which $1,852,335 related to appreciated investment securities and $5,685,713 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

March 31, 2011

1.830296.105

VIPIFF2020-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.9%
	Shares	Value
Domestic Equity Funds - 44.9%
VIP Contrafund Portfolio Investor Class	288,252	$ 7,287,006
VIP Equity-Income Portfolio Investor Class	420,405	8,496,380
VIP Growth & Income Portfolio Investor Class	637,600	8,397,193
VIP Growth Portfolio Investor Class	213,388	8,531,265
VIP Mid Cap Portfolio Investor Class	88,967	3,031,116
VIP Value Portfolio Investor Class	626,052	7,312,289
VIP Value Strategies Portfolio Investor Class	299,455	3,078,392
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,955,590)		46,133,641
International Equity Funds - 15.8%

Developed International Equity Funds - 13.3%
VIP Overseas Portfolio Investor Class R	797,895	13,683,900
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class R	256,127	2,566,388
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,624,105)		16,250,288
Bond Funds - 35.4%
	Shares	Value
High Yield Bond Funds - 6.5%
VIP High Income Portfolio Investor Class	1,166,688	$ 6,696,790
Investment Grade Bond Funds - 28.9%
VIP Investment Grade Bond Portfolio Investor Class	2,335,169	29,609,939
TOTAL BOND FUNDS (Cost $36,546,067)		36,306,729
Short-Term Funds - 3.9%

VIP Money Market Portfolio Investor Class (Cost $4,006,159)	4,006,159	4,006,159
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $108,131,921)	102,696,817
NET OTHER ASSETS (LIABILITIES) - 0.0%	31
NET ASSETS - 100%	$ 102,696,848
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $108,708,329. Net unrealized depreciation aggregated $6,011,512, of which $3,219,387 related to appreciated investment securities and $9,230,899 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

March 31, 2011

1.830297.105

VIPIFF2025-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 51.8%
VIP Contrafund Portfolio Investor Class	161,328	$ 4,078,363
VIP Equity-Income Portfolio Investor Class	235,378	4,756,990
VIP Growth & Income Portfolio Investor Class	357,014	4,701,879
VIP Growth Portfolio Investor Class	119,475	4,776,624
VIP Mid Cap Portfolio Investor Class	49,768	1,695,587
VIP Value Portfolio Investor Class	350,370	4,092,323
VIP Value Strategies Portfolio Investor Class	167,506	1,721,958
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,317,384)		25,823,724
International Equity Funds - 18.3%

Developed International Equity Funds - 15.4%
VIP Overseas Portfolio Investor Class R	447,529	7,675,118
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Investor Class R	143,918	1,442,054
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,221,453)		9,117,172
Bond Funds - 29.8%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	645,573	$ 3,705,592
Investment Grade Bond Funds - 22.4%
VIP Investment Grade Bond Portfolio Investor Class	881,672	11,179,606
TOTAL BOND FUNDS (Cost $14,907,655)		14,885,198
Short-Term Funds - 0.1%

VIP Money Market Portfolio Investor Class (Cost $59,372)	59,372	59,372
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $49,505,864)	49,885,466
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100%	$ 49,885,467
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $49,830,264. Net unrealized appreciation aggregated $55,202, of which $3,778,458 related to appreciated investment securities and $3,723,256 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

March 31, 2011

1.830291.105

VIPIFF2030-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 54.9%
	Shares	Value
Domestic Equity Funds - 54.9%
VIP Contrafund Portfolio Investor Class	173,421	$ 4,384,087
VIP Equity-Income Portfolio Investor Class	253,277	5,118,725
VIP Growth & Income Portfolio Investor Class	384,135	5,059,060
VIP Growth Portfolio Investor Class	128,551	5,139,463
VIP Mid Cap Portfolio Investor Class	53,426	1,820,220
VIP Value Portfolio Investor Class	376,678	4,399,603
VIP Value Strategies Portfolio Investor Class	179,837	1,848,723
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,246,054)		27,769,881
International Equity Funds - 19.4%

Developed International Equity Funds - 16.3%
VIP Overseas Portfolio Investor Class R	481,245	8,253,346
Emerging Markets Equity Funds - 3.1%
VIP Emerging Markets Portfolio Investor Class R	154,788	1,550,971
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,441,486)		9,804,317
Bond Funds - 25.7%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	655,257	$ 3,761,175
Investment Grade Bond Funds - 18.3%
VIP Investment Grade Bond Portfolio Investor Class	729,243	9,246,798
TOTAL BOND FUNDS (Cost $13,161,429)		13,007,973
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $52,848,969)		50,582,171
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 50,582,170
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $53,187,187. Net unrealized depreciation aggregated $2,605,016, of which $2,439,828 related to appreciated investment securities and $5,044,844 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

March 31, 2011

1.830283.105

VIPIFFINC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.4%
	Shares	Value
Domestic Equity Funds - 15.4%
VIP Contrafund Portfolio Investor Class	29,616	$ 748,691
VIP Equity-Income Portfolio Investor Class	43,208	873,242
VIP Growth & Income Portfolio Investor Class	65,497	862,598
VIP Growth Portfolio Investor Class	21,913	876,095
VIP Mid Cap Portfolio Investor Class	9,144	311,542
VIP Value Portfolio Investor Class	64,379	751,943
VIP Value Strategies Portfolio Investor Class	30,814	316,765
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,739,308)		4,740,876
International Equity Funds - 5.3%

Developed International Equity Funds - 4.5%
VIP Overseas Portfolio Investor Class R	80,747	1,384,808
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Investor Class R	26,047	260,994
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,326,978)		1,645,802
Bond Funds - 39.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	267,923	$ 1,537,876
Investment Grade Bond Funds - 34.4%
VIP Investment Grade Bond Portfolio Investor Class	837,674	10,621,705
TOTAL BOND FUNDS (Cost $12,078,816)		12,159,581
Short-Term Funds - 39.9%

VIP Money Market Portfolio Investor Class (Cost $12,311,150)	12,311,150	12,311,150
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,456,253)	30,857,409
NET OTHER ASSETS (LIABILITIES) - 0.0%	44
NET ASSETS - 100%	$ 30,857,453
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $30,578,075. Net unrealized appreciation aggregated $279,334, of which $1,037,551 related to appreciated investment securities and $758,217 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2011

1.814641.106

VIPMM-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 43.6%
		Yield (a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 11.3%
Commonwealth Bank of Australia
	4/4/11 to 6/7/11	0.30%	$ 10,000,000	$ 10,000,000
Credit Agricole SA
	4/8/11 to 5/9/11	0.37 to 0.45	67,000,000	67,000,000
Credit Industriel et Commercial
	5/3/11	0.40	32,000,000	32,000,000
Danske Bank A/S
	4/11/11	0.33	7,000,000	7,000,005
HSBC Bank PLC
	8/29/11 to 3/15/12	0.50 to 0.55	17,000,000	16,999,998
ING Bank NV
	5/3/11 to 5/6/11	0.30 to 0.31	35,000,000	35,000,000
Landesbank Hessen-Thuringen
	4/18/11 to 4/26/11	0.33	30,000,000	30,000,000
National Australia Bank Ltd.
	6/6/11 to 7/18/11	0.30 to 0.43	49,000,000	49,000,029
				247,000,032
New York Branch, Yankee Dollar, Foreign Banks - 32.3%
Bank of Montreal
	5/25/11 to 11/22/11	0.35 to 0.50 (c)	72,000,000	72,000,000
Bank of Nova Scotia
	5/13/11 to 3/16/12	0.31 to 0.38 (c)	23,000,000	22,998,733
Bank of Tokyo-Mitsubishi
	7/7/11 to 8/15/11	0.40 to 0.50	76,000,000	76,000,000
BNP Paribas New York Branch
	5/16/11 to 6/8/11	0.37	95,000,000	95,000,001
BNP Paribas SA
	9/27/11	0.51 (c)	12,000,000	12,000,000
Canadian Imperial Bank of Commerce New York Branch
	4/1/11 to 4/20/12	0.35 to 0.42 (c)	63,000,000	63,000,000
Credit Suisse
	7/25/11 to 9/2/11	0.31 to 0.32 (c)	21,000,000	21,000,000
Deutsche Bank
	7/25/11	0.35 (c)	30,000,000	30,000,000
DnB NOR Bank ASA
	8/4/11	0.31 (c)	7,000,000	7,000,000
Intesa Sanpaolo SpA New York Branch
	4/7/11	0.40	5,000,000	5,000,000
Landesbank Baden-Wuerttemberg New York Branch
	5/5/11	0.37	29,000,000	29,000,000
Mitsubishi UFJ Trust & Banking Corp.
	4/18/11	0.35	8,000,000	8,000,000
Natexis Banques Populaires New York Branch
	6/1/11	0.40	21,000,000	21,000,000
National Bank Canada
	11/4/11	0.41 (c)	18,000,000	18,000,000
Natixis SA
	6/22/11	2.01 (c)	18,000,000	18,000,000

		Yield (a)	Principal Amount	Value
Rabobank Nederland New York Branch
	6/8/11 to 4/2/12	0.30 to 0.50% (c)	$ 61,000,000	$ 61,000,000
Royal Bank of Canada
	3/30/12	0.64 (c)	27,000,000	27,000,000
Societe Generale
	4/11/11 to 5/16/11	0.35 to 1.71 (c)	31,000,000	31,000,000
Sumitomo Mitsui Banking Corp.
	5/13/11	0.30	21,000,000	21,000,000
Svenska Handelsbanken
	5/3/11	0.35	14,000,000	14,000,062
Toronto-Dominion Bank New York Branch
	1/12/12	0.34 (c)	6,000,000	6,000,000
UBS AG
	4/20/11 to 7/21/11	0.30 to 0.36 (c)	44,000,000	44,000,000
				701,998,796
TOTAL CERTIFICATES OF DEPOSIT				948,998,828
Commercial Paper - 19.8%

Australia & New Zealand Banking Group Ltd.
	4/4/11	0.32	7,000,000	6,999,813
Barclays Bank PLC/Barclays US CCP Funding LLC
	4/8/11 to 4/15/11	0.32	11,000,000	10,998,880
BP Capital Markets PLC
	4/12/11 to 6/7/11	0.33 to 0.40	8,000,000	7,998,038
Comcast Corp.
	4/21/11	0.40	10,000,000	9,997,778
Commerzbank U.S. Finance, Inc.
	5/13/11	0.43	20,000,000	19,989,967
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.35 to 0.36 (c)	16,000,000	16,000,000
Credit Suisse New York Branch
	5/25/11	0.33	18,000,000	17,991,090
CVS Caremark Corp.
	5/2/11	0.41 (c)	4,000,000	4,000,000
Danske Corp.
	4/14/11 to 5/17/11	0.32	19,000,000	18,994,578
DnB NOR Bank ASA
	7/21/11 to 7/25/11	0.30 (c)	13,000,000	13,000,000
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
	4/4/11		2,000,000	1,999,925
Intesa Funding LLC
	4/6/11 to 4/18/11	0.40 to 0.41	29,000,000	28,996,394
Landesbank Hessen-Thuringen
	4/11/11	0.32	9,000,000	8,999,200
Natexis Banques Populaires U.S. Finance Co. LLC
	6/2/11 to 7/1/11	0.40 to 0.45	51,000,000	50,946,922
Commercial Paper - continued
		Yield (a)	Principal Amount	Value
Nationwide Building Society
	6/3/11 to 6/14/11	0.34 to 0.35%	$ 53,000,000	$ 52,967,345
Natixis US Finance Co. LLC
	5/3/11	0.40 (c)	17,000,000	17,000,000
Royal Bank of Canada
	3/30/12	0.40	3,000,000	2,997,467
Skandinaviska Enskilda Banken AB
	4/1/11	0.32	16,000,000	16,000,000
Societe Generale North America, Inc.
	4/1/11 to 5/2/11	0.35 to 0.40	43,000,000	42,995,636
Sumitomo Trust & Banking Co. Ltd.
	4/15/11	0.35	6,000,000	5,999,183
Total Capital Canada Ltd.
	9/8/11 to 12/15/11	0.40 to 0.42	9,000,000	8,980,070
Toyota Motor Credit Corp.
	4/12/11	0.35	2,000,000	1,999,786
UniCredito Italiano Bank (Ireland) PLC
	4/6/11 to 4/18/11	0.42	24,000,000	23,997,620
Verizon Communications, Inc.
	5/16/11	0.46 (c)	10,000,000	10,000,000
Westpac Banking Corp.
	9/12/11 to 10/7/11	0.34 to 0.45 (c)	27,000,000	26,985,650
Xerox Corp.
	4/4/11 to 4/11/11	0.65	4,000,000	3,999,531
TOTAL COMMERCIAL PAPER				430,834,873
U.S. Treasury Obligations - 4.2%

U.S. Treasury Bills - 1.6%
	6/2/11 to 2/9/12	0.21 to 0.30	35,000,000	34,975,686
U.S. Treasury Notes - 2.6%
	4/30/11 to 2/15/12	0.24 to 0.45	56,000,000	56,521,769
TOTAL U.S. TREASURY OBLIGATIONS				91,497,455
Medium-Term Notes - 8.3%

BP Capital Markets PLC
	4/11/11	0.45 (c)	9,684,000	9,684,000
Commonwealth Bank of Australia
	2/10/12	0.36 (b)(c)	7,000,000	7,000,000
Metropolitan Life Global Funding I
	7/1/11	2.05 (b)(c)	11,900,000	11,906,854
Metropolitan Life Insurance Co.
	6/29/11	0.60 (c)(g)	10,000,000	10,000,000
Royal Bank of Canada
	3/30/12 to 4/13/12	0.30 to 0.70 (b)(c)	50,000,000	50,000,000
	2/6/12	0.31 (c)	21,000,000	20,991,051

		Yield (a)	Principal Amount	Value
Westpac Banking Corp.
	12/23/11 to 4/13/12	0.31 to 0.36% (b)(c)	$ 71,000,000	$ 71,000,000
TOTAL MEDIUM-TERM NOTES				180,581,905
Municipal Securities - 9.7%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Valley Christian Schools Proj.) Series 2003, LOC Bank of America NA, VRDN
4/7/11	0.23 (c)	7,180,000		7,180,000
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, LOC Citibank NA, VRDN
4/7/11	0.23 (c)	15,600,000		15,600,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, LOC Bank of America NA, VRDN
4/7/11	0.24 (c)	9,700,000		9,700,000
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 E, LOC Bank of America NA, VRDN
4/7/11	0.24 (c)	6,000,000		6,000,000
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2008 B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.23 (c)(d)	20,015,000		20,015,000
Clark County Fuel Tax Participating VRDN Series BA 08 1171, (Liquidity Facility Bank of America NA)
4/7/11	0.32 (c)(e)	11,135,000		11,135,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
4/7/11	0.25 (c)(d)	10,000,000		10,000,000
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1988, VRDN
4/1/11	0.86 (c)(d)	1,900,000		1,900,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, LOC U.S. Bank NA, Minnesota, VRDN
4/7/11	0.25 (c)	6,900,000		6,900,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
4/7/11	0.21 (c)	10,000,000		10,000,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.25 (c)	8,350,000		8,350,000
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 3529, (Liquidity Facility JPMorgan Chase Bank)
4/7/11	0.25 (c)(e)	10,000,000		10,000,000
New York City Gen. Oblig. Series 2004 A6, LOC Landesbank Baden-Wuert, VRDN
4/7/11	0.23 (c)	14,475,000		14,475,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
4/7/11	0.24 (c)	28,000,000		28,000,000
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (c)(d)	9,000,000		9,000,000
Municipal Securities - continued
	Yield (a)	Principal Amount		Value
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
4/7/11	0.23% (c)(d)	$ 11,490,000		$ 11,490,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
4/7/11	0.23 (c)(d)	16,500,000		16,500,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
4/7/11	0.23 (c)(d)	13,000,000		13,000,000
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, LOC Branch Banking & Trust Co., VRDN
4/7/11	0.24 (c)	2,250,000		2,250,000
TOTAL MUNICIPAL SECURITIES			211,495,000
Repurchase Agreements - 14.9%
	Maturity Amount
In a joint trading account at 0.2% dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) #	$ 918,005	918,000
With:
Banc of America Securities LLC at 0.77%, dated 10/28/10 due 5/5/11 (Collateralized by Mortgage loan Obligations valued at $15,120,324, 4.23% - 6.5%, 4/25/20 - 12/19/34) (c)(f)	14,056,595	14,000,000
Barclays Capital, Inc. at:
0.37%, dated:
3/25/11 due 4/1/11 (Collateralized by Equity Securities valued at $7,560,554)	7,000,504	7,000,000
3/28/11 due 4/4/11 (Collateralized by Equity Securities valued at $6,480,275)	6,000,432	6,000,000
3/29/11 due 4/5/11 (Collateralized by Equity Securities valued at $6,480,201)	6,000,432	6,000,000
3/31/11 due 4/7/11 (Collateralized by Equity Securities valued at $3,240,033)	3,000,216	3,000,000
0.42%, dated 3/29/11 due 4/7/11 (Collateralized by Mortgage loan Obligations valued at $4,320,152, 0.4%, 2/25/37)	4,000,653	4,000,000
1%, dated:
8/24/10 due 7/5/11 (Collateralized by Mortgage loan Obligations valued at $7,606,200, 0.4%, 2/25/37)	7,070,972	7,000,000
9/9/10 due 7/5/11 (Collateralized by Mortgage loan Obligations valued at $7,602,840, 0.4%, 2/25/37)	7,070,778	7,000,000
10/13/10 due 7/5/11 (Collateralized by Equity Securities valued at $5,569,389)	5,050,417	5,000,000

	Maturity Amount	Value
BNP Paribas Securities Corp. at 0.23%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $1,050,008, 3.56% - 9.4%, 6/15/13 - 2/9/40)	$ 1,000,006	$ 1,000,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $6,125,590, 4.5% - 6%, 11/1/37 - 2/1/40)	6,007,280	6,000,000
0.25%, dated 12/1/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $6,125,143, 4.5%, 2/1/40)	6,007,792	6,000,000
0.4%, dated 1/28/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $3,260,247, 0.38% - 11%, 4/1/11 - 3/25/47)	3,003,167	3,000,000
0.41%, dated:
1/19/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $3,250,031, 0.15% - 52.5%, 11/15/14 - 3/25/47)	3,003,075	3,000,000
2/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,215,275, 5.38%, 6/15/15)	2,002,073	2,000,000
2/17/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $2,161,058, 0.47% - 3.12%, 7/25/34 - 12/25/36)	2,002,050	2,000,000
2/25/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,240,686, 0.15% - 13%, 4/1/11 - 3/25/47)	3,003,075	3,000,000
3/7/11 due 4/7/11 (Collateralized by Mortgage Loan Obligations valued at $3,243,805, 2.87% - 11%, 4/1/13 - 8/25/35)	3,003,143	3,000,000
0.52%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $9,720,140, 4.5%, 3/15/14)	9,000,130	9,000,000
ING Financial Markets LLC at:
0.24%, dated:
10/18/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $3,065,050, 3.47%, 12/1/39)	3,003,640	3,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
ING Financial Markets LLC at:
0.24%, dated:
10/25/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $3,063,574, 5.93%, 9/1/36)	$ 3,003,640	$ 3,000,000
11/15/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $2,044,670, 3.47%, 12/1/39)	2,002,387	2,000,000
0.36%, dated 3/9/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,155,925, 2.1% - 10.75%, 5/6/13 - 8/1/39)	3,000,900	3,000,000
J.P. Morgan Clearing Corp. at:
0.46%, dated 3/22/11 due 4/21/11 (Collateralized by Equity Securities valued at $10,001,294)	10,003,833	10,000,000
0.52%, dated 3/31/11 due 4/1/11 (Collateralized by Equity Securities valued at $44,000,750)	44,000,636	44,000,000
0.61%, dated 1/25/11 due 4/25/11 (Collateralized by Equity Securities valued at $2,002,284)	2,003,050	2,000,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $2,006,105)	2,007,000	2,000,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $10,005,011)	10,035,600	10,000,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Equity Securities valued at $7,009,208)	7,025,813	7,000,000
J.P. Morgan Securities, Inc. at:
0.24%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $29,870,021, 5.75% - 8%, 5/15/29 - 11/15/40)	29,000,193	29,000,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $4,339,875, 3.25%, 8/15/37)	4,015,083	4,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.67%, dated 11/19/10 due 5/5/11 (Collateralized by Corporate Obligations valued at $5,250,099, 1.75%, 12/1/13) (c)(f)	5,015,540	5,000,000

	Maturity Amount	Value
0.72%, dated 1/31/11 due 5/5/11 (Collateralized by Corporate Obligations valued at $10,500,211, 1.75%, 12/1/13) (c)(f)	$ 10,018,800	$ 10,000,000
1%, dated 1/5/11 due 5/5/11 (Collateralized by Mortgage loan Obligations valued at $5,400,151, 0.66% - 5.5%, 6/25/35 - 12/25/45)	5,050,555	5,000,000
Mizuho Securities USA, Inc. at:
0.44%, dated 3/7/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,347,248, 1.5% - 5.25%, 3/15/14 - 12/15/37)	3,001,137	3,000,000
0.5%, dated 1/24/11 due 4/4/11 (Collateralized by Corporate Obligations valued at $2,102,761, 1.25% - 5%, 5/15/14 - 11/1/29)	2,001,944	2,000,000
0.65%, dated 3/1/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $1,050,831, 3.85% - 5.88%, 2/1/16 - 8/15/26)	1,003,286	1,000,000
RBC Capital Markets Co. at:
0.19%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations valued at $3,090,016, 6.3%, 7/20/40)	3,000,016	3,000,000
0.4%, dated 1/5/11 due 4/5/11 (Collateralized by Corporate Obligations valued at $2,102,675, 1.16% - 5.25%, 6/11/12 - 10/7/13)	2,002,000	2,000,000
0.46%, dated 3/3/11 due 4/6/11 (Collateralized by Mortgage loan Obligations valued at $2,118,971, 0% - 6%, 12/25/36 - 8/25/45)	2,000,869	2,000,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $3,063,605, 3.69%, 9/1/40)	3,003,750	3,000,000
0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $8,643,215, 0.57% - 0.74%, 8/1/22 - 1/25/47)	8,004,067	8,000,000
0.76%, dated 8/5/10 due 5/5/11 (Collateralized by Mortgage loan Obligations valued at $7,560,692, 0.42% - 5.61%, 12/25/36 - 4/25/46) (c)(f)	7,040,343	7,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Royal Bank of Scotland PLC at 0.61%, dated 3/22/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $7,562,516, 0.4% - 2.16%, 2/28/16 - 1/25/37)	$ 7,003,558	$ 7,000,000
UBS Securities LLC at:
0.41%, dated 2/25/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $2,100,838, 6.4%, 10/2/17)	2,002,050	2,000,000
0.47%, dated 3/14/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,240,762, 3% - 10.75%, 1/15/15 - 1/15/17)	3,003,603	3,000,000
Wells Fargo Securities, LLC at:
0.23%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $26,250,168, 5.25% - 6.38%, 4/15/13 - 12/15/38)	25,000,160	25,000,000
0.25%, dated 10/21/10 due 4/7/11 (Collateralized by U.S. Government Obligations valued at $2,042,296, 4.5%, 3/1/41)	2,002,500	2,000,000
0.36%, dated 1/11/11 due 4/7/11 (Collateralized by Corporate Obligations valued at $3,155,253, 0% - 8.15%, 5/27/11 - 3/19/38)	3,002,700	3,000,000
0.37%, dated 3/31/11 due 4/1/11 (Collateralized by Corporate Obligations valued at $14,040,145, 6% - 7.25%, 4/15/16 - 11/1/20)	13,000,134	13,000,000
TOTAL REPURCHASE AGREEMENTS		322,918,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,186,326,061)	2,186,326,061
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(11,189,131)
NET ASSETS - 100%	$ 2,175,136,930
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $139,906,854 or 6.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.6%, 4/1/11	3/26/02	$ 10,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$918,000 due 4/01/11 at 0.20%
Bank of America NA	$ 255,770
Citibank NA	14,782
Citigroup Global Markets, Inc.	118,255
Deutsche Bank Securities, Inc.	221,729
J.P. Morgan Securities, Inc.	29,564
RBC Capital Markets Corp.	14,782
UBS Securities LLC	76,866
Wells Fargo Securities LLC	186,252
$ 918,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2011, the cost of investment securities for income tax purposes was $2,186,326,061.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2011

1.799863.107

VIPIGB-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 98.6%
Shares	Value
High Yield Fixed-Income Funds - 2.0%
Fidelity Specialized High Income Central Fund (c)	563,753	$ 57,390,047
Investment Grade Fixed-Income Funds - 96.6%
Fidelity VIP Investment Grade Central Fund (c)	26,293,534	2,758,717,574
TOTAL FIXED-INCOME FUNDS (Cost $2,757,884,258)		2,816,107,621
Nonconvertible Bonds - 0.1%
	Principal Amount
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a) (Cost $1,461,512)	$ 1,750,000	1,855,746
Asset-Backed Securities - 0.1%

Advanta Business Card Master Trust Series 2007-D1 Class D, 1.6535% 1/22/13 (a)(b)	1,800,000	18,000
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/8/16 (a)	968,234	997,816
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	735,691
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	443,499
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (d)	1,830,000	233,325
Series 2006-1 Class AIO, 5.5% 4/25/11 (d)	3,275,032	13,460
Series 2006-2 Class AIO, 6% 8/25/11 (d)	2,001,609	35,006
Series 2006-3 Class AIO, 7.1% 1/25/12 (d)	10,830,000	422,370
Series 2006-4 Class AIO, 6.35% 2/27/12 (d)	7,800,000	373,583
Series 2007-1 Class AIO, 7.27% 4/25/12 (d)	9,280,000	626,400
Series 2007-2 Class AIO, 6.7% 7/25/12 (d)	6,820,000	532,052
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (a)	180,261	0
TOTAL ASSET-BACKED SECURITIES (Cost $6,190,222)		4,431,202
Collateralized Mortgage Obligations - 0.9%
Principal Amount	Value
Private Sponsor - 0.9%
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.9795% 11/25/35 (b)	$ 10,197,784	$ 6,494,746
Class 2A3, 1.7922% 11/25/35 (b)	2,423,858	1,581,375
Class 4A1, 0.5595% 11/25/35 (b)	1,893,321	1,227,916
Class 5A1, 0.5695% 11/25/35 (b)	3,063,843	1,744,629
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.4895% 4/25/36 (b)	5,068,084	2,982,413
Series 2006-5 Class A1A, 0.4395% 7/25/36 (b)	3,932,564	2,236,940
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4595% 5/25/47 (b)	665,831	461,309
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4195% 2/25/37 (b)	1,828,514	1,296,720
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.2922% 1/25/46 (b)	4,220,960	2,562,271
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.4395% 7/25/46 (b)	8,156,852	5,058,276
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.7379% 3/25/35 (b)	1,034,487	402,533
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,627,720)		26,049,128
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.18%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Government Obligations) # (Cost $10,190,000)	10,190,052	$ 10,190,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,802,353,712)		2,858,633,697
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,774,644)
NET ASSETS - 100%		$ 2,856,859,053
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,050,752 or 0.1% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$10,190,000 due 4/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 666,676
Bank of America NA	3,742,641
Barclays Capital, Inc.	809,535
Credit Agricole Securities (USA), Inc.	380,958
HSBC Securities (USA), Inc.	952,394
ING Financial Markets LLC	247,623
J.P. Morgan Securities, Inc.	952,394
Merrill Lynch Government Securities, Inc.	114,287
Merrill Lynch, Pierce, Fenner & Smith, Inc.	609,182
Mizuho Securities USA, Inc.	1,714,310
$ 10,190,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 951,644
Fidelity VIP Investment Grade Central Fund	22,675,988
Total	$ 23,627,632
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 55,590,665	$ 951,644	$ -	$ 57,390,047	13.0%
Fidelity VIP Investment Grade Central Fund	2,820,191,876	30,940,622	84,987,802	2,758,717,574	74.0%
Total	$ 2,875,782,541	$ 31,892,266	$ 84,987,802	$ 2,816,107,621
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,855,746	$ -	$ 1,855,746	$ -
Asset-Backed Securities	4,431,202	-	4,039,619	391,583
Collateralized Mortgage Obligations	26,049,128	-	26,049,128	-
Fixed-Income Funds	2,816,107,621	2,816,107,621	-	-
Cash Equivalents	10,190,000	-	10,190,000	-
Total Investments in Securities:	$ 2,858,633,697	$ 2,816,107,621	$ 42,134,493	$ 391,583
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 507,609
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,522
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(122,548)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 391,583
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 6,522

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $2,747,571,458. Net unrealized appreciation aggregated $111,062,239, of which $114,925,204 related to appreciated investment securities and $3,862,965 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2011

1.799886.107

VIPSI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 39.5%
		Principal Amount (d)	Value
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 921,000	$ 1,847,710
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		380,000	396,625
TOTAL CONSUMER DISCRETIONARY			2,244,335
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		170,000	169,150
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15		1,360,000	1,840,488
Chesapeake Energy Corp.:
2.5% 5/15/37		1,910,000	2,060,126
2.5% 5/15/37		370,000	394,457
			4,295,071
TOTAL ENERGY			4,464,221
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		1,200,000	1,498,560
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		2,610,000	2,623,050
TOTAL CONVERTIBLE BONDS			10,830,166
Nonconvertible Bonds - 38.2%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.6%
Affinia Group, Inc.:
9% 11/30/14		170,000	174,250
9% 11/30/14 (f)		190,000	195,225
10.75% 8/15/16 (f)		149,000	167,625
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	155,513
Dana Holding Corp.:
6.5% 2/15/19		205,000	202,950
6.75% 2/15/21		135,000	134,325
Exide Technologies 8.625% 2/1/18 (f)		185,000	197,488
Lear Corp.:
7.875% 3/15/18		110,000	119,625
8.125% 3/15/20		125,000	136,875

		Principal Amount (d)	Value
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		$ 180,000	$ 204,300
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	218,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	558,625
7.75% 8/15/18		125,000	134,063
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		305,000	343,857
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	457,470
TRW Automotive, Inc.:
7% 3/15/14 (f)		20,000	21,800
7.25% 3/15/17 (f)		1,015,000	1,116,500
8.875% 12/1/17 (f)		120,000	134,400
			4,672,891
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	193,760
7.125% 7/15/13 (c)		140,000	39,550
7.2% 1/15/49 (c)		350,000	105,000
7.4% 9/1/25 (c)		45,000	12,600
7.7% 4/15/16 (c)		531,000	150,008
8.25% 7/15/23 (c)		415,000	118,275
8.375% 7/15/33 (c)		605,000	179,988
			799,181
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		385,000	376,338
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		40,000	40,800
Hotels, Restaurants & Leisure - 1.4%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (f)		475,000	490,438
11.5% 1/15/17 pay-in-kind (f)(k)		760,000	767,706
DineEquity, Inc. 9.5% 10/30/18 (f)		205,000	222,425
Dunkin Finance Corp. 9.625% 12/1/18 (f)		160,000	163,200
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	384,288
Harrah's Operating Co., Inc. 11.25% 6/1/17		675,000	764,438
Landry's Restaurants, Inc.:
11.625% 12/1/15		110,000	118,250
11.625% 12/1/15 (f)		85,000	91,375
MCE Finance Ltd. 10.25% 5/15/18		620,000	709,900
MGM Mirage, Inc.:
5.875% 2/27/14		260,000	249,600
6.625% 7/15/15		330,000	313,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 245,000	$ 246,544
6.875% 4/1/16		115,000	106,375
7.5% 6/1/16		195,000	183,788
7.625% 1/15/17		182,000	172,900
10.375% 5/15/14		100,000	114,500
11.125% 11/15/17		1,605,000	1,841,738
MGM Resorts International:
9% 3/15/20		285,000	313,500
10% 11/1/16 (f)		475,000	501,125
Mohegan Tribal Gaming Authority 6.875% 2/15/15		125,000	91,875
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		240,000	256,800
NCL Corp. Ltd. 9.5% 11/15/18 (f)		125,000	131,875
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	102,250
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		450,000	486,000
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	64,000
Station Casinos, Inc.:
6% 4/1/12 (c)		610,000	61
6.5% 2/1/14 (c)		811,000	2,028
6.625% 3/15/18 (c)		830,000	2,075
6.875% 3/1/16 (c)		865,000	2,163
7.75% 8/15/16 (c)		920,000	92
Town Sports International Holdings, Inc. 11% 2/1/14		23,000	23,345
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,180,000	1,284,725
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		30,000	14,700
12.75% 1/15/13 (c)		230,000	288
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		57,663	31,426
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		1,495,000	1,590,306
			11,839,599
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		250,000	270,625
Jarden Corp. 6.125% 11/15/22		280,000	274,400
K. Hovnanian Enterprises, Inc.:
10.625% 10/15/16		465,000	498,713
11.875% 10/15/15		150,000	143,250

		Principal Amount (d)	Value
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		$ 485,000	$ 532,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		245,000	249,606
9% 4/15/19 (f)		280,000	288,400
Sealy Mattress Co. 10.875% 4/15/16 (f)		100,000	112,000
			2,369,282
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		645,000	699,825
Eastman Kodak Co. 10.625% 3/15/19 (f)		305,000	305,000
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	134,400
			1,139,225
Media - 1.7%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	205,238
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		770,000	800,800
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		400,112	479,134
Checkout Holding Corp. 0% 11/15/15 (f)		285,000	185,963
Clear Channel Communications, Inc.:
4.9% 5/15/15		20,000	17,100
5.5% 12/15/16		115,000	83,663
6.875% 6/15/18		80,000	56,400
9% 3/1/21 (f)		455,000	455,000
10.75% 8/1/16		470,000	445,325
11% 8/1/16 pay-in-kind (k)		325,075	300,694
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17		120,000	131,100
Series B, 9.25% 12/15/17		2,585,000	2,833,806
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,593,750
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		1,100,000	1,155,000
Gray Television, Inc. 10.5% 6/29/15		160,000	169,200
Interpublic Group of Companies, Inc. 10% 7/15/17		170,000	202,725
Kabel BW Erste Beteiligungs GmbH 7.5% 3/15/19 (f)		150,000	153,375
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,259,388
8.5% 7/15/29		230,000	225,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
MDC Partners, Inc. 11% 11/1/16		$ 65,000	$ 72,800
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	44,500
Net Servicos de Comunicacao SA 7.5% 1/27/20		285,000	327,750
ONO Finance II PLC 10.875% 7/15/19 (f)		150,000	160,500
Rainbow National Services LLC:
8.75% 9/1/12 (f)		110,000	110,275
10.375% 9/1/14 (f)		365,000	377,775
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		300,000	317,250
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		475,000	484,500
Univision Communications, Inc. 12% 7/1/14 (f)		1,295,000	1,395,363
Videotron Ltd. 6.875% 1/15/14		125,000	126,725
			14,170,499
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		125,000	130,313
Claire's Escrow Corp. 8.875% 3/15/19 (f)		155,000	147,250
Michaels Stores, Inc. 7.75% 11/1/18 (f)		1,420,000	1,448,400
Sonic Automotive, Inc. 9% 3/15/18		760,000	805,600
			2,531,563
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		640,000	624,000
Levi Strauss & Co.:
7.625% 5/15/20		775,000	776,938
8.875% 4/1/16		170,000	177,225
Polymer Group, Inc. 7.75% 2/1/19 (f)		135,000	139,725
			1,717,888
TOTAL CONSUMER DISCRETIONARY			39,657,266
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		100,000	103,750
16% 3/27/12 (f)		500,000	435,500
			539,250
Food & Staples Retailing - 0.2%
BFF International Ltd. 7.25% 1/28/20 (f)		200,000	217,000

		Principal Amount (d)	Value
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		$ 405,000	$ 420,188
Rite Aid Corp.:
8% 8/15/20		625,000	660,938
9.5% 6/15/17		65,000	57,363
9.75% 6/12/16		310,000	344,100
10.25% 10/15/19		160,000	174,800
			1,874,389
Food Products - 0.3%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		325,000	339,203
Darling International, Inc. 8.5% 12/15/18 (f)		100,000	109,370
Dean Foods Co. 9.75% 12/15/18 (f)		635,000	654,050
Gruma SAB de CV 7.75% (g)		275,000	275,000
Harbinger Group, Inc. 10.625% 11/15/15 (f)		230,000	236,900
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		120,000	1,200
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		330,000	383,625
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		155,000	169,338
Smithfield Foods, Inc. 10% 7/15/14		380,000	449,350
			2,618,036
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	141,575
NBTY, Inc. 9% 10/1/18 (f)		425,000	460,063
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	322,500
			924,138
TOTAL CONSUMER STAPLES			5,955,813
ENERGY - 5.3%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		130,000	137,150
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		190,000	195,700
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		240,000	251,400
Pioneer Drilling Co. 9.875% 3/15/18		275,000	294,938
Pride International, Inc. 6.875% 8/15/20		260,000	294,775
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	147,700
			1,321,663
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.2%
Adaro Indonesia PT 7.625% 10/22/19 (f)		$ 430,000	$ 475,150
Arch Coal, Inc. 7.25% 10/1/20		140,000	149,982
Atlas Pipeline Partners LP 8.125% 12/15/15		840,000	874,125
ATP Oil & Gas Corp. 11.875% 5/1/15		2,620,000	2,751,000
Berry Petroleum Co.:
8.25% 11/1/16		150,000	158,250
10.25% 6/1/14		145,000	168,563
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)		300,000	318,000
Chaparral Energy, Inc. 9.875% 10/1/20 (f)		155,000	172,438
Chesapeake Energy Corp.:
6.5% 8/15/17		920,000	993,600
6.875% 11/15/20		2,335,000	2,521,800
7.25% 12/15/18		515,000	574,225
9.5% 2/15/15		360,000	446,400
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		460,000	460,575
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	298,498
Concho Resources, Inc.:
7% 1/15/21		250,000	263,750
8.625% 10/1/17		155,000	170,888
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		270,000	286,200
CONSOL Energy, Inc.:
8% 4/1/17		525,000	576,188
8.25% 4/1/20		540,000	598,050
Continental Resources, Inc.:
7.125% 4/1/21		215,000	227,900
8.25% 10/1/19		65,000	70,850
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		200,000	201,500
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	426,270
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	344,190
9.75% 3/1/16		105,000	118,388
Drummond Co., Inc.:
7.375% 2/15/16		460,000	473,800
9% 10/15/14 (f)		710,000	752,600
DTEK Finance BV 9.5% 4/28/15 (f)		230,000	243,501
Energy Partners Ltd. 8.25% 2/15/18 (f)		585,000	582,075
Energy Transfer Equity LP 7.5% 10/15/20		860,000	935,250

		Principal Amount (d)	Value
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		$ 1,110,000	$ 1,187,700
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,319,500
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		305,000	304,238
International Coal Group, Inc. 9.125% 4/1/18		300,000	340,500
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	331,200
7% 5/5/20 (f)		260,000	280,150
8.375% 7/2/13 (f)		265,000	293,488
9.125% 7/2/18 (f)		330,000	398,888
11.75% 1/23/15 (f)		380,000	474,525
LINN Energy LLC:
7.75% 2/1/21 (f)		1,640,000	1,746,600
8.625% 4/15/20 (f)		1,190,000	1,320,900
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		160,000	164,000
Naftogaz of Ukraine NJSC 9.5% 9/30/14		255,000	280,118
Newfield Exploration Co. 6.875% 2/1/20		1,025,000	1,076,250
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		400,000	453,000
Pacific Rubiales Energy Corp. 8.75% 11/10/16		400,000	456,000
Pan American Energy LLC 7.875% 5/7/21 (f)		170,000	182,750
Peabody Energy Corp. 7.875% 11/1/26		300,000	337,875
Pemex Project Funding Master Trust 6.625% 6/15/35		315,000	317,048
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		270,000	280,800
8.375% 12/10/18		140,000	168,781
Petrohawk Energy Corp. 7.875% 6/1/15		1,615,000	1,711,900
Petroleos de Venezuela SA:
4.9% 10/28/14		850,000	624,750
5.25% 4/12/17		865,000	523,325
5.375% 4/12/27		3,375,000	1,586,250
5.5% 4/12/37		695,000	317,963
8% 11/17/13 (f)		210,000	194,775
12.75% 2/17/22 (f)		1,640,000	1,292,320
Petroleos Mexicanos:
5.5% 1/21/21		265,000	269,240
6% 3/5/20		245,000	259,700
6.625% (f)(g)		815,000	808,888
8% 5/3/19		230,000	276,000
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		287,500	291,812
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleum Development Corp. 12% 2/15/18		$ 265,000	$ 300,444
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	718,400
Plains Exploration & Production Co. 10% 3/1/16		645,000	724,787
Quicksilver Resources, Inc. 11.75% 1/1/16		335,000	390,275
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	581,625
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	323,350
Southern Star Central Corp. 6.75% 3/1/16		90,000	91,350
Southwestern Energy Co. 7.5% 2/1/18		150,000	170,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		240,000	237,600
11.25% 7/15/17		290,000	336,400
Teekay Corp. 8.5% 1/15/20		295,000	319,692
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	22,210
7.5% 4/1/17		445,000	528,259
7.625% 4/1/37		50,000	58,966
8.375% 6/15/32		40,000	49,500
TNK-BP Finance SA 7.5% 7/18/16		300,000	336,375
Venoco, Inc.:
8.875% 2/15/19 (f)		620,000	618,450
11.5% 10/1/17		410,000	454,075
W&T Offshore, Inc. 8.25% 6/15/14 (f)		310,000	320,850
YPF SA 10% 11/2/28		255,000	296,438
			43,384,536
TOTAL ENERGY			44,706,199
FINANCIALS - 7.8%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	495,075
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	100,000	164,342
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		290,000	300,150
UBS Warrant Programme 2.375% 1/21/13	EUR	200,000	282,304
			1,241,871

		Principal Amount (d)	Value
Commercial Banks - 2.4%
African Export-Import Bank 8.75% 11/13/14		$ 520,000	$ 579,800
Akbank T. A. S. 5.125% 7/22/15 (f)		360,000	361,800
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	350,000	494,990
Banco Bradesco SA 5.9% 1/16/21 (f)		170,000	168,725
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (f)		200,000	197,200
Banco de Credito del Peru:
4.75% 3/16/16 (f)		300,000	297,750
5.375% 9/16/20 (f)		170,000	161,296
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (f)		170,000	166,345
Banco Industrial e Comercial SA 8.5% 4/27/20 (Reg. S)		200,000	207,000
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		300,000	306,000
Banco Santander SA 4.375% 3/16/15	EUR	200,000	281,860
Banco Votorantim SA 5.25% 2/11/16 (f)		200,000	206,000
BanColombia SA:
4.25% 1/12/16 (f)		175,000	172,813
6.125% 7/26/20		165,000	166,238
Bbva Bancomer SA 4.5% 3/10/16 (f)		185,000	185,463
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	490,500
CIT Group, Inc.:
7% 5/1/13		64,615	65,907
7% 5/1/14		184,712	187,483
7% 5/1/15		184,712	185,636
7% 5/1/16		1,087,853	1,087,853
7% 5/1/17		3,980,992	3,980,992
Commonwealth Bank of Australia 4.25% 4/6/18	EUR	500,000	705,803
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		200,000	208,500
Development Bank of Philippines 8.375% (g)(k)		620,000	682,000
DnB NOR Bank ASA 4.375% 2/24/21	EUR	400,000	553,495
European Investment Bank 4.125% 12/7/17	GBP	800,000	1,323,901
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,750,000	1,774,063
Export-Import Bank of India 0.6913% 6/7/12 (k)	JPY	10,000,000	118,166
HSBK (Europe) BV:
7.25% 5/3/17 (f)		210,000	217,350
9.25% 10/16/13 (f)		655,000	722,138
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		$ 140,000	$ 138,950
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		200,000	202,260
Kazkommerts International BV 8.5% 4/16/13 (f)		185,000	190,550
Korea Development Bank 4% 9/9/16		200,000	201,600
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	450,000	608,855
RSHB Capital SA 9% 6/11/14 (f)		115,000	132,055
Societe Generale SCF 4.25% 2/3/23	EUR	400,000	562,576
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		215,000	182,750
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		500,000	452,500
Trade & Development Bank of Mong LLC 8.5% 10/25/13		200,000	205,500
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		500,000	500,625
US Bank NA 4.375% 2/28/17 (k)	EUR	100,000	139,815
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		250,000	276,563
Wells Fargo & Co. 7.98% (g)(k)		135,000	147,150
			20,198,816
Consumer Finance - 2.3%
Ally Financial, Inc.:
3.512% 2/11/14 (k)		1,530,000	1,530,000
7.5% 9/15/20 (f)		1,605,000	1,704,012
8% 3/15/20		3,940,000	4,294,600
Ford Motor Credit Co. LLC:
6.625% 8/15/17		810,000	862,650
12% 5/15/15		1,620,000	2,041,200
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	963,038
8% 11/1/31		490,000	544,106
GMAC LLC:
6% 4/1/11		91,000	92,938
6.75% 12/1/14		280,000	294,000
8% 11/1/31		6,758,000	7,366,220
			19,692,764
Diversified Financial Services - 2.5%
Aquarius Investments Luxemburg 8.25% 2/18/16 (Reg. S)		400,000	412,000

		Principal Amount (d)	Value
Bank of America Corp.:
8% (g)(k)		$ 350,000	$ 375,375
8.125% (g)(k)		480,000	514,800
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		220,000	225,500
BP Capital Markets PLC 3.83% 10/6/17	EUR	500,000	699,345
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18		235,000	250,275
8.125% 4/30/20		565,000	615,850
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		470,000	501,725
City of Buenos Aires 12.5% 4/6/15 (f)		960,000	1,056,000
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	100,000	141,698
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	15,635	27,880
8.151% 12/31/30	GBP	30,000	59,173
European Community:
3.25% 4/4/18	EUR	1,400,000	1,956,452
3.375% 5/10/19	EUR	700,000	976,096
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		180,000	186,984
FireKeepers Development Authority 13.875% 5/1/15 (f)		100,000	118,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	377,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,785,000	1,834,088
8% 1/15/18		2,353,000	2,417,708
Imperial Tobacco Finance 7.75% 6/24/19	GBP	100,000	186,823
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		270,000	267,300
LBI Escrow Corp. 8% 11/1/17 (f)		580,000	638,000
Myriad International Holding BV 6.375% 7/28/17 (f)		275,000	290,813
NCO Group, Inc. 11.875% 11/15/14		120,000	103,800
Offshore Group Investment Ltd. 11.5% 8/1/15		710,000	786,325
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		245,000	266,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		335,000	337,111
8.25% 2/15/21 (f)		940,000	930,600
SB Capital SA 5.4% 3/24/17 (Reg. S)		185,000	188,700
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		300,000	306,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TMK Capital SA:
7.75% 1/27/18		$ 200,000	$ 203,300
10% 7/29/11		400,000	408,800
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		350,000	401,625
UPC Germany GmbH 8.125% 12/1/17 (f)		560,000	590,800
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		200,000	202,750
WaMu Covered Bond Program 3.875% 9/27/11	EUR	50,000	71,311
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		1,221,985	1,440,890
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		475,000	503,500
			20,872,185
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		255,000	270,300
Real Estate Investment Trusts - 0.2%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		725,000	743,125
7.5% 2/15/20		385,000	412,913
Senior Housing Properties Trust 8.625% 1/15/12		280,000	292,793
			1,448,831
Real Estate Management & Development - 0.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		480,000	494,400
11.625% 6/15/17		425,000	501,500
Realogy Corp.:
7.875% 2/15/19 (f)		475,000	474,383
11.5% 4/15/17 (f)		145,000	151,163
12% 4/15/17 (f)		139,213	144,782
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		65,000	69,550
			1,835,778
TOTAL FINANCIALS			65,560,545
HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP 7.75% 2/15/19 (f)		80,000	83,400
Health Care Providers & Services - 2.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14		505,000	544,138
CRC Health Group, Inc. 10.75% 2/1/16		90,000	91,350

		Principal Amount (d)	Value
DaVita, Inc.:
6.375% 11/1/18		$ 385,000	$ 388,388
6.625% 11/1/20		330,000	334,125
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	536,750
Hanger Orthopedic Group, Inc. 7.125% 11/15/18		1,230,000	1,248,450
HCA Holdings, Inc. 7.75% 5/15/21 (f)		5,160,000	5,379,300
HCA, Inc.:
5.75% 3/15/14		220,000	223,300
6.25% 2/15/13		110,000	114,125
6.375% 1/15/15		75,000	76,688
6.5% 2/15/16		275,000	279,125
6.75% 7/15/13		110,000	115,638
7.25% 9/15/20		1,935,000	2,060,775
9.125% 11/15/14		580,000	609,000
9.25% 11/15/16		1,215,000	1,306,125
HealthSouth Corp. 8.125% 2/15/20		575,000	622,438
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	92,025
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	78,750
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		345,000	355,350
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		390,000	400,725
ResCare, Inc. 10.75% 1/15/19 (f)		240,000	261,000
Rotech Healthcare, Inc.:
10.5% 3/15/18 (f)		220,000	218,350
10.75% 10/15/15		345,000	376,913
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		105,000	110,513
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	80,145
UHS Escrow Corp. 7% 10/1/18 (f)		85,000	87,763
United Surgical Partners International, Inc. 8.875% 5/1/17		55,000	57,475
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (f)		375,000	381,113
Vanguard Health Systems, Inc. 0% 2/1/16 (f)		615,000	392,063
			16,821,900
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	447,313
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		435,000	460,013
Giant Funding Corp. 8.25% 2/1/18 (f)		430,000	441,288
Leiner Health Products, Inc. 11% 6/1/12 (c)		90,000	4,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc.:
6% 11/15/18 (f)		$ 950,000	$ 953,515
7.625% 7/15/17 (f)		315,000	339,019
7.875% 7/15/20 (f)		570,000	619,875
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		1,405,000	1,332,994
6.875% 12/1/18 (f)		1,365,000	1,337,700
7% 10/1/20 (f)		105,000	101,850
			5,590,754
TOTAL HEALTH CARE			22,943,367
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	148,625
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	40,500
12% 11/1/14 pay-in-kind		116,402	120,082
DigitalGlobe, Inc. 10.5% 5/1/14		185,000	209,513
GeoEye, Inc. 9.625% 10/1/15		75,000	84,375
Hexcel Corp. 6.75% 2/1/15		34,000	34,765
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		150,000	155,820
7.125% 3/15/21 (f)		150,000	155,820
			949,500
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		285,000	304,950
Airlines - 0.8%
Air Canada 9.25% 8/1/15 (f)		595,000	621,775
American Airlines, Inc. equipment trust certificate 13% 8/1/16		286,186	334,838
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		396,708	466,132
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		49,114	48,623
3.4345% 6/2/13 (k)		2,532,916	2,355,612
Continental Airlines, Inc. 7.25% 11/10/19		379,226	409,564
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		103,000	109,438
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		576,899	595,649
8.021% 8/10/22		256,486	264,822

		Principal Amount (d)	Value
Northwest Airlines Corp. 10% 2/1/09 (a)		$ 105,000	$ 0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	0
8.875% 6/1/06 (a)		80,000	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		125,587	129,355
8.028% 11/1/17		49,518	49,766
United Air Lines, Inc.:
9.875% 8/1/13 (f)		154,000	162,655
12% 11/1/13 (f)		270,000	292,275
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		613,696	696,545
			6,537,049
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		753,333	796,650
Commercial Services & Supplies - 0.8%
ACCO Brands Corp. 10.625% 3/15/15		45,000	50,625
American Reprographics Co. 10.5% 12/15/16 (f)		395,000	420,675
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	128,969
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		100,000	100,750
11% 7/15/14		105,000	118,913
Cenveo Corp. 10.5% 8/15/16 (f)		175,000	175,875
Covanta Holding Corp. 7.25% 12/1/20		430,000	449,947
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		290,000	320,798
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	199,338
International Lease Finance Corp.:
6.75% 9/1/16 (f)		380,000	403,750
7.125% 9/1/18 (f)		760,000	815,100
8.25% 12/15/20		720,000	789,480
8.875% 9/15/15 (f)		655,000	717,225
9% 3/15/17 (f)		980,000	1,092,700
The Geo Group, Inc. 7.75% 10/15/17		220,000	234,300
United Rentals North America, Inc. 8.375% 9/15/20		605,000	632,225
			6,650,670
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
6% 4/5/23 (f)		200,000	199,760
7% 4/21/20 (f)		105,000	114,450
			314,210
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		$ 40,000	$ 41,250
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	60,900
			102,150
Industrial Conglomerates - 0.1%
Sequa Corp.:
11.75% 12/1/15 (f)		705,000	761,400
13.5% 12/1/15 pay-in-kind (f)		280,685	310,157
			1,071,557
Machinery - 0.2%
Accuride Corp. 9.5% 8/1/18		55,000	61,050
ArvinMeritor, Inc. 10.625% 3/15/18		170,000	191,675
Chart Industries, Inc. 9.125% 10/15/15		60,000	62,250
Navistar International Corp. 8.25% 11/1/21		710,000	786,325
Terex Corp. 10.875% 6/1/16		330,000	384,450
			1,485,750
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	227,986
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)		385,000	386,463
8.875% 11/1/17		875,000	945,000
SCF Capital Ltd. 5.375% 10/27/17 (f)		200,000	196,500
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	96,045
			1,851,994
Road & Rail - 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19		870,000	906,975
9.625% 3/15/18		200,000	221,000
Georgian Railway Ltd. 9.875% 7/22/15		200,000	215,500
Hertz Corp. 6.75% 4/15/19 (f)		465,000	459,188
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (f)		175,000	180,250
7.375% 6/1/14		100,000	104,000
8% 2/1/18		2,500,000	2,731,250
12.5% 4/1/16		855,000	1,038,825

		Principal Amount (d)	Value
Swift Services Holdings, Inc. 10% 11/15/18 (f)		$ 690,000	$ 748,650
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	466,182
			7,071,820
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18		755,000	836,163
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (k)		647,482	684,712
			1,520,875
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		263,340	283,091
Trico Shipping AS 11.875% 11/1/14 (c)(f)		672,327	554,670
			837,761
TOTAL INDUSTRIALS			29,494,936
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		555,000	563,325
10.125% 11/1/15 pay-in-kind (k)		370,000	377,400
Brocade Communications Systems, Inc.:
6.625% 1/15/18		90,000	95,175
6.875% 1/15/20		170,000	183,600
CommScope, Inc. 8.25% 1/15/19 (f)		465,000	486,483
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		320,000	330,400
Lucent Technologies, Inc.:
6.45% 3/15/29		1,620,000	1,393,200
6.5% 1/15/28		400,000	344,000
ViaSat, Inc. 8.875% 9/15/16		105,000	112,088
			3,885,671
Computers & Peripherals - 0.2%
CDW Escrow Corp. 8.5% 4/1/19 (f)		855,000	856,026
Seagate HDD Cayman 7.75% 12/15/18 (f)		795,000	820,838
			1,676,864
Electronic Equipment & Components - 0.3%
Atkore International, Inc. 9.875% 1/1/18 (f)		190,000	204,250
Reddy Ice Corp.:
11.25% 3/15/15		1,875,000	1,954,688
13.25% 11/1/15		130,000	113,750
			2,272,688
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		665,000	721,525
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15		$ 275,000	$ 286,000
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	259,800
7.875% 7/15/20		320,000	349,600
SunGard Data Systems, Inc. 7.375% 11/15/18 (f)		385,000	393,663
Telcordia Technologies, Inc. 11% 5/1/18 (f)		580,000	646,700
Unisys Corp.:
12.5% 1/15/16		210,000	235,725
12.75% 10/15/14 (f)		17,000	20,060
			2,191,548
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		135,000	139,050
8.125% 12/15/17		270,000	281,124
Amkor Technology, Inc. 7.375% 5/1/18		280,000	288,400
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		295,000	331,138
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		920,000	1,032,700
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	62,063
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		200,000	217,500
Viasystems, Inc. 12% 1/15/15 (f)		310,000	350,300
			2,702,275
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	35,000
TOTAL INFORMATION TECHNOLOGY			13,485,571
MATERIALS - 2.7%
Chemicals - 0.6%
Ashland, Inc. 9.125% 6/1/17		160,000	184,000
Braskem Finance Ltd. 7% 5/7/20 (f)		280,000	302,400
Ferro Corp. 7.875% 8/15/18		360,000	381,600
Georgia Gulf Corp. 9% 1/15/17 (f)		860,000	942,732
Ineos Finance PLC 9% 5/15/15 (f)		215,000	232,200
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (f)		520,000	540,800
Nalco Co. 6.625% 1/15/19 (f)		555,000	570,956
NOVA Chemicals Corp.:
3.5678% 11/15/13 (k)		105,000	104,475

		Principal Amount (d)	Value
6.5% 1/15/12		$ 375,000	$ 385,313
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		95,000	95,950
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		310,000	337,900
PolyOne Corp. 7.375% 9/15/20		155,000	163,138
Solutia, Inc.:
7.875% 3/15/20		175,000	190,750
8.75% 11/1/17		85,000	93,288
Sterling Chemicals, Inc. 10.25% 4/1/15		90,000	92,700
TPC Group LLC 8.25% 10/1/17 (f)		190,000	200,450
			4,818,652
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13		40,000	39,950
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		200,000	212,500
9.125% 10/15/20 (f)		560,000	607,600
Ball Corp. 5.75% 5/15/21		3,000,000	2,955,000
Berry Plastics Corp.:
8.25% 11/15/15		385,000	409,063
9.75% 1/15/21 (f)		440,000	434,500
Berry Plastics Holding Corp. 4.1845% 9/15/14 (k)		45,000	42,300
BWAY Holding Co. 10% 6/15/18 (f)		205,000	225,500
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(k)		195,000	200,850
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		460,000	467,475
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,193,363
7.5% 12/15/96		160,000	128,000
			6,916,101
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	1,759
9% 12/15/14 pay-in-kind (c)(k)		150,000	750
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		200,000	227,750
7.75% 11/3/20 (f)		200,000	214,250
Aperam:
7.375% 4/1/16 (f)		150,000	153,195
7.75% 4/1/18 (f)		150,000	153,945
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		190,000	194,750
CSN Islands XII Corp. 7% (Reg. S) (g)		420,000	412,230
Edgen Murray Corp. 12.25% 1/15/15		675,000	663,188
Evraz Group SA:
8.25% 11/10/15 (f)		170,000	190,613
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Evraz Group SA: - continued
8.875% 4/24/13 (f)		$ 535,000	$ 587,163
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		285,000	285,000
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		635,000	646,113
6.875% 2/1/18 (f)		635,000	661,162
7% 11/1/15 (f)		790,000	822,548
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		740,000	749,250
Metinvest BV 10.25% 5/20/15 (f)		260,000	287,300
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		380,000	391,856
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	321,000
RathGibson, Inc. 11.25% 2/15/14 (c)		298,709	30
Severstal Columbus LLC 10.25% 2/15/18		555,000	611,888
Southern Copper Corp. 6.75% 4/16/40		390,000	394,286
Votorantim Cimentos SA 7.25% 4/5/41 (f)		200,000	198,790
			8,168,816
Paper & Forest Products - 0.3%
ABI Escrow Corp. 10.25% 10/15/18 (f)		1,600,000	1,768,000
Clearwater Paper Corp. 7.125% 11/1/18 (f)		105,000	109,463
Georgia-Pacific LLC 5.4% 11/1/20 (f)		560,000	553,672
Glatfelter 7.125% 5/1/16		40,000	41,300
NewPage Corp.:
6.5544% 5/1/12 (k)		90,000	56,025
11.375% 12/31/14		345,000	345,431
Solo Cup Co. 8.5% 2/15/14		135,000	120,488
			2,994,379
TOTAL MATERIALS			22,897,948
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 4.7%
Alestra SA de RL de CV 11.75% 8/11/14		350,000	405,580
Citizens Communications Co.:
7.125% 3/15/19		225,000	228,375
7.875% 1/15/27		280,000	266,700
9% 8/15/31		220,000	224,950

		Principal Amount (d)	Value
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		$ 1,225,000	$ 1,324,470
Frontier Communications Corp.:
8.25% 4/15/17		1,350,000	1,458,000
8.5% 4/15/20		1,785,000	1,932,263
8.75% 4/15/22		1,170,000	1,269,450
Global Crossing Ltd. 12% 9/15/15		1,920,000	2,184,000
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		145,000	159,138
Intelsat Bermuda Ltd.:
11.25% 2/4/17		1,698,000	1,850,820
11.5% 2/4/17 pay-in-kind (k)		2,827,206	3,055,149
Intelsat Ltd. 11.25% 6/15/16		1,680,000	1,793,400
Qwest Communications International, Inc. 7.125% 4/1/18		530,000	571,075
Qwest Corp. 8.375% 5/1/16		550,000	656,810
Sprint Capital Corp.:
6.875% 11/15/28		6,157,000	5,679,833
6.9% 5/1/19		1,190,000	1,228,675
8.75% 3/15/32		8,685,000	9,238,669
Telemar Norte Leste SA 5.5% 10/23/20 (f)		140,000	137,550
U.S. West Communications:
6.875% 9/15/33		200,000	200,250
7.25% 9/15/25		35,000	37,275
7.25% 10/15/35		70,000	71,050
7.5% 6/15/23		30,000	30,150
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		415,000	433,675
11.75% 7/15/17 (f)		4,515,000	5,214,825
			39,652,132
Wireless Telecommunication Services - 2.7%
Clearwire Escrow Corp. 12% 12/1/15 (f)		335,000	362,202
Digicel Group Ltd.:
8.25% 9/1/17 (f)		210,000	222,600
8.875% 1/15/15 (f)		1,875,000	1,950,000
9.125% 1/15/15 pay-in-kind (f)(k)		917,000	955,973
10.5% 4/15/18 (f)		2,495,000	2,856,775
12% 4/1/14 (f)		1,145,000	1,333,925
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		325,000	349,375
9.5% 6/15/16		1,215,000	1,281,825
11.5% 6/15/16		560,000	599,200
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (f)		1,000,000	1,003,750
7.5% 4/1/21 (f)		1,550,000	1,559,688
Intelsat Subsidiary Holding Co. Ltd. 8.5% 1/15/13		1,052,000	1,053,368
MTS International Funding Ltd. 8.625% 6/22/20 (f)		410,000	468,425
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Capital Corp.:
7.625% 4/1/21		$ 785,000	$ 800,700
10% 8/15/16		1,190,000	1,356,600
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		795,000	814,875
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		850,000	824,500
Sprint Nextel Corp. 6% 12/1/16		1,515,000	1,520,681
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		530,000	549,875
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		555,000	604,256
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		350,000	362,250
7.748% 2/2/21 (f)		1,385,000	1,447,325
			22,278,168
TOTAL TELECOMMUNICATION SERVICES			61,930,300
UTILITIES - 1.7%
Electric Utilities - 0.4%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	256,250
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		150,000	155,250
Intergen NV 9% 6/30/17 (f)		1,255,000	1,352,263
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		525,000	591,938
7.75% 1/20/20 (f)		265,000	298,125
8% 8/7/19 (f)		165,000	187,275
National Power Corp. 6.875% 11/2/16 (f)		200,000	228,260
			3,069,361
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		155,000	163,525
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	198,351
8% 3/1/32		350,000	426,804
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	216,300
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		410,000	403,850
			1,408,830
Independent Power Producers & Energy Traders - 1.1%
Calpine Corp. 7.875% 1/15/23 (f)		2,345,000	2,421,213

		Principal Amount (d)	Value
Energy Future Holdings Corp.:
10% 1/15/20		$ 720,000	$ 754,200
10.875% 11/1/17		1,163,000	974,013
12% 11/1/17 pay-in-kind (k)		1,139,890	888,734
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		2,827,000	2,968,350
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		235,000	268,488
7.39% 12/2/24 (f)		280,000	319,564
TXU Corp.:
5.55% 11/15/14		315,000	206,325
6.5% 11/15/24		45,000	21,038
6.55% 11/15/34		590,000	271,400
			9,093,325
Multi-Utilities - 0.0%
Aquila, Inc. 11.875% 7/1/12 (k)		120,000	133,799
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		200,000	205,500
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	261,154
			466,654
TOTAL UTILITIES			14,171,969
TOTAL NONCONVERTIBLE BONDS			320,803,914
TOTAL CORPORATE BONDS (Cost $308,895,283)			331,634,080
U.S. Government and Government Agency Obligations - 22.4%

U.S. Government Agency Obligations - 2.1%
Fannie Mae:
0.375% 12/28/12		930,000	921,603
1.125% 7/30/12		290,000	292,117
1.25% 8/20/13		360,000	360,997
1.25% 2/27/14		159,000	158,407
Federal Home Loan Bank:
0.875% 8/22/12		495,000	496,816
0.875% 12/27/13		50,000	49,342
1% 3/27/13		860,000	861,928
1.875% 6/21/13		2,240,000	2,281,288
Freddie Mac:
0.375% 11/30/12		227,000	225,664
0.625% 12/28/12		7,250,000	7,232,629
1.375% 2/25/14		1,298,000	1,297,494
4.125% 12/21/12		432,000	456,626
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
4.5% 1/15/14		$ 172,000	$ 186,800
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		762,000	853,348
Tennessee Valley Authority:
5.25% 9/15/39		400,000	419,328
5.375% 4/1/56		1,200,000	1,267,146
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			17,361,533
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds 2.125 2/15/41		1,202,542	1,273,021
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11		7,830,831	7,856,546
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			9,129,567
U.S. Treasury Obligations - 17.6%
U.S. Treasury Bonds:
3.5% 2/15/39		1,930,000	1,616,676
3.875% 8/15/40		3,597,000	3,216,506
4.25% 11/15/40		1,875,000	1,791,504
4.375% 2/15/38		675,000	663,398
4.75% 2/15/37		250,000	261,406
4.75% 2/15/41		7,541,000	7,833,214
5.25% 2/15/29		2,825,000	3,178,566
6.25% 8/15/23		5,561,000	6,898,248
7.5% 11/15/16		655,000	828,677
7.5% 11/15/24		780,000	1,075,303
7.875% 2/15/21		200,000	275,188
8% 11/15/21		870,000	1,213,514
U.S. Treasury Notes:
0.625% 2/28/13		300,000	299,051
1.25% 2/15/14		4,128,000	4,127,034
1.25% 3/15/14		14,111,000	14,093,361
1.25% 10/31/15		3,260,000	3,141,062
1.375% 2/15/13		297,000	300,318
1.5% 12/31/13		409,000	412,483
1.75% 4/15/13		1,779,000	1,811,253
1.75% 7/31/15		4,750,000	4,708,058
1.875% 4/30/14		1,819,000	1,848,701
1.875% 8/31/17		3,300,000	3,124,945
1.875% 9/30/17		1,900,000	1,794,907
2.125% 5/31/15		1,958,000	1,976,973
2.125% 2/29/16		15,914,000	15,839,330
2.25% 3/31/16		1,500,000	1,499,535
2.375% 8/31/14		12,800,000	13,162,995

		Principal Amount (d)	Value
2.375% 9/30/14		$ 942,000	$ 968,199
2.375% 10/31/14		4,724,000	4,850,589
2.5% 4/30/15		3,089,000	3,169,363
2.625% 7/31/14		5,363,000	5,564,949
2.625% 8/15/20		1,000,000	936,797
2.625% 11/15/20		2,603,000	2,425,468
2.75% 11/30/16		1,500,000	1,518,984
2.75% 2/28/18		3,449,000	3,417,745
2.75% 2/15/19		2,778,000	2,710,286
2.875% 3/31/18		1,379,000	1,375,122
3% 9/30/16		1,969,000	2,025,148
3% 2/28/17		1,500,000	1,532,813
3.125% 10/31/16		1,340,000	1,384,911
3.125% 1/31/17		1,636,000	1,685,720
3.125% 5/15/19		1,232,000	1,230,172
3.5% 5/15/20		1,027,000	1,039,519
3.625% 8/15/19		1,109,000	1,144,870
3.625% 2/15/21		10,215,000	10,345,875
4.25% 11/15/17		1,975,000	2,150,127
4.5% 5/15/17		1,172,000	1,295,518
TOTAL U.S. TREASURY OBLIGATIONS			147,764,381
Other Government Related - 1.6%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (h)		200,000	203,651
3.125% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,278
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (h)		1,350,000	1,370,747
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		4,000,000	4,073,260
1.875% 11/15/12 (FDIC Guaranteed) (h)		525,000	534,634
2% 3/30/12 (FDIC Guaranteed) (h)		250,000	253,536
2.125% 7/12/12 (FDIC Guaranteed) (h)		172,000	175,536
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		1,693,000	1,726,843
2.125% 12/21/12 (FDIC Guaranteed) (h)		1,000,000	1,023,013
2.625% 12/28/12 (FDIC Guaranteed) (h)		384,000	396,096
3% 12/9/11 (FDIC Guaranteed) (h)		310,000	315,778
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		1,360,000	1,381,941
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (h)		9,000	9,296
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Other Government Related - continued
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		$ 530,000	$ 541,772
3.125% 12/1/11 (FDIC Guaranteed) (h)		50,000	50,947
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.609% 12/7/20 (NCUA Guaranteed) (k)		470,250	470,744
Series 2011-R1 Class 1A, 0.709% 1/8/20 (NCUA Guaranteed) (k)		687,587	688,447
Series 2011-R4 Class 1A, 0.7225% 3/6/20 (NCUA Guaranteed) (k)		490,000	490,000
TOTAL OTHER GOVERNMENT RELATED			13,715,519
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $188,477,856)			187,971,000
U.S. Government Agency - Mortgage Securities - 4.5%

Fannie Mae - 3.4%
2.136% 11/1/35 (k)		42,343	43,726
2.204% 9/1/33 (k)		45,608	47,050
2.277% 11/1/33 (k)		8,872	9,234
2.481% 10/1/35 (k)		5,752	5,955
2.534% 1/1/35 (k)		25,627	26,722
2.544% 7/1/35 (k)		45,777	48,012
2.547% 2/1/34 (k)		30,134	31,524
2.588% 3/1/33 (k)		13,432	14,042
2.59% 6/1/36 (k)		3,670	3,836
2.628% 11/1/36 (k)		6,405	6,727
2.642% 7/1/35 (k)		26,609	28,040
2.658% 2/1/37 (k)		51,180	53,646
2.706% 5/1/35 (k)		71,239	74,916
2.837% 9/1/36 (k)		13,986	14,667
2.882% 6/1/47 (k)		12,937	13,537
3.112% 8/1/35 (k)		66,422	70,490
3.351% 1/1/40 (k)		1,485,018	1,530,084
3.473% 3/1/40 (k)		490,011	508,994
3.658% 3/1/40 (k)		282,885	293,692
3.691% 5/1/40 (k)		263,840	273,815
3.698% 5/1/40 (k)		314,638	327,916
3.74% 1/1/40 (k)		257,028	268,543
3.773% 2/1/36 (k)		9,775	10,265
3.79% 6/1/40 (k)		282,749	295,512
3.851% 7/1/40 (k)		171,965	177,649

		Principal Amount (d)	Value
3.869% 4/1/40 (k)		$ 318,910	$ 331,006
3.972% 11/1/39 (k)		242,586	254,377
3.979% 1/1/40 (k)		296,546	307,437
3.985% 4/1/40 (k)		326,856	339,721
4% 9/1/13		11,345	11,658
4.003% 1/1/40 (k)		152,009	157,714
4.013% 2/1/40 (k)		307,844	319,041
4.103% 1/1/40 (k)		226,230	235,035
4.23% 9/1/39 (k)		211,635	223,053
4.5% 4/1/41 (i)(j)		6,000,000	6,096,461
5% 6/1/14		2,623	2,784
5.195% 4/1/36 (k)		42,209	44,302
5.5% 10/1/20 to 4/1/21 (i)		833,000	901,809
5.5% 4/1/41 (i)(j)		7,000,000	7,479,625
5.5% 4/1/41 (i)(j)		7,000,000	7,479,625
5.835% 5/1/36 (k)		8,254	8,584
5.963% 3/1/37 (k)		7,956	8,510
6% 6/1/16 to 10/1/16		12,456	13,467
6.5% 4/1/12 to 7/1/26		40,492	44,257
TOTAL FANNIE MAE			28,437,060
Freddie Mac - 0.6%
1.996% 3/1/35 (k)		14,117	14,506
2.075% 3/1/37 (k)		3,137	3,236
2.18% 5/1/37 (k)		8,481	8,778
2.256% 1/1/36 (k)		6,825	7,069
2.402% 6/1/33 (k)		27,256	28,403
2.436% 7/1/36 (k)		362,873	378,987
2.489% 1/1/36 (k)		20,254	21,293
2.512% 12/1/33 (k)		59,125	62,005
2.514% 12/1/36 (k)		90,015	94,088
2.537% 10/1/35 (k)		29,441	30,769
2.54% 6/1/37 (k)		26,654	28,070
2.552% 5/1/37 (k)		84,516	88,895
2.556% 4/1/37 (k)		10,945	11,474
2.574% 5/1/37 (k)		51,281	53,711
2.615% 9/1/35 (k)		6,644	6,968
2.635% 7/1/35 (k)		28,813	30,051
2.786% 1/1/35 (k)		74,260	78,063
2.863% 3/1/36 (k)		88,290	92,581
2.97% 10/1/36 (k)		34,889	36,470
3.021% 7/1/35 (k)		18,362	19,482
3.136% 5/1/37 (k)		7,295	7,655
3.329% 10/1/35 (k)		4,585	4,866
3.387% 1/1/37 (k)		27,798	29,103
3.679% 4/1/35 (k)		68,681	72,298
3.804% 4/1/40 (k)		267,727	277,213
3.92% 5/1/40 (k)		230,635	238,021
3.985% 3/1/40 (k)		273,840	285,082
4.021% 12/1/39 (k)		219,856	227,367
4.105% 12/1/39 (k)		143,211	148,504
4.5% 8/1/33		20,853	21,385
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.138% 4/1/35 (k)		$ 2,594	$ 2,753
5.5% 2/1/19 to 11/1/21 (i)		2,163,010	2,335,827
5.847% 6/1/37 (k)		3,351	3,556
5.942% 6/1/37 (k)		6,490	6,872
6.147% 7/1/36 (k)		11,183	11,744
6.316% 8/1/37 (k)		16,730	17,755
6.473% 2/1/37 (k)		6,241	6,511
6.5% 12/1/14 to 3/1/22		182,084	197,212
7.22% 4/1/37 (k)		479	509
TOTAL FREDDIE MAC			4,989,132
Ginnie Mae - 0.5%
4% 9/15/25		96,360	100,451
4.751% 12/20/60 (n)		502,828	526,719
5.492% 4/20/60 (n)		738,387	793,235
5.5% 2/20/60 (n)		1,574,791	1,693,300
5.691% 10/20/59 (n)		1,115,579	1,203,966
TOTAL GINNIE MAE			4,317,671
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,656,549)			37,743,863
Collateralized Mortgage Obligations - 1.3%

Private Sponsor - 0.0%
Granite Mortgages PLC 1.1256% 3/20/44 (k)	GBP	26,963	41,335
U.S. Government Agency - 1.3%
Fannie Mae sequential payer Series 2007-113 Class DB, 4.5% 12/25/22		440,000	467,888
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7495% 9/25/23 (k)		193,331	193,323
Series 2010-86 Class FE, 0.6995% 8/25/25 (k)		286,854	287,288
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		5,111	5,517
Series 2003-113 Class PE, 4% 11/25/18		80,000	84,105
Series 2003-70 Class BJ, 5% 7/25/33		45,000	45,915
Series 2004-80 Class LD, 4% 1/25/19		100,000	103,882
Series 2004-81 Class KD, 4.5% 7/25/18		195,000	204,156

		Principal Amount (d)	Value
Series 2005-52 Class PB, 6.5% 12/25/34		$ 65,700	$ 70,552
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		19,759	21,392
Series 2004-95 Class AN, 5.5% 1/25/25		63,751	68,123
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	40,228
Series 2006-72 Class CY, 6% 8/25/26		145,000	160,256
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		517,767	101,340
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		11,379	12,462
Series 2115 Class PE, 6% 1/15/14		2,284	2,391
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.755% 6/15/18 (k)		3,719	3,759
Series 3346 Class FA, 0.485% 2/15/19 (k)		927,504	928,440
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		21,355	22,919
Series 2381 Class OG, 5.5% 11/15/16		13,950	14,892
Series 2425 Class JH, 6% 3/15/17		26,131	28,319
Series 2628 Class OE, 4.5% 6/15/18		95,000	101,370
Series 2695 Class DG, 4% 10/15/18		220,000	231,711
Series 2831 Class PB, 5% 7/15/19		200,000	215,650
Series 2866 Class XE, 4% 12/15/18		250,000	260,373
Series 2996 Class MK, 5.5% 6/15/35		24,231	26,232
Series 3147 Class PF, 0.555% 4/15/36 (k)		404,858	402,813
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		32,646	35,783
Series 2570 Class CU, 4.5% 7/15/17		3,799	3,890
Series 2572 Class HK, 4% 2/15/17		2,817	2,813
Series 2668 Class AZ, 4% 9/15/18		269,837	280,258
Series 2860 Class CP, 4% 10/15/17		1,867	1,864
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer: - continued
Series 2887 Class EB, 4.5% 11/15/19		$ 420,000	$ 441,690
Series 2987 Class HE, 4.5% 6/15/20		380,000	401,927
Series 3372 Class BD, 4.5% 10/15/22		790,000	831,064
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,071,792
Series 2863 Class DB, 4% 9/15/14		5,477	5,571
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.591% 7/20/60 (k)(n)		465,203	460,551
Series 2010-H18 Class AF, 0.5606% 9/1/60 (k)(n)		485,451	479,140
Series 2010-H19 Class FG, 0.56% 8/20/60 (k)(n)		607,702	599,802
Series 2011-H03 Class FA, 0.76% 1/20/61 (k)(n)		797,828	797,828
Series 2011-H05 Class FA, 0.76% 12/20/60 (k)(n)		309,130	307,924
Series 2011-H07 Class FA, 0.761% 3/1/61 (k)(n)		700,000	700,000
Series 2004-79 Class FA, 0.5535% 1/20/31 (k)		128,437	128,506
TOTAL U.S. GOVERNMENT AGENCY			10,655,699
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,535,145)			10,697,034
Commercial Mortgage Securities - 0.0%

London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (k)	GBP	50,000	74,567
REC Plantation Place Ltd. Series 5 Class A, 1.0031% 7/25/16 (Reg. S) (k)	GBP	48,371	72,243
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $158,951)			146,810
Foreign Government and Government Agency Obligations - 21.2%

Arab Republic of Egypt:
5.75% 4/29/20 (f)		260,000	253,110
6.875% 4/30/40 (f)		255,000	233,325

		Principal Amount (d)	Value
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 689,504	$ 613,659
2.5% 12/31/38 (e)		680,000	292,400
0.4677% 8/3/12 (k)		3,118,750	3,034,423
7% 9/12/13		2,820,000	2,858,697
7% 10/3/15		1,765,000	1,663,169
13.8125% 1/30/14 (k)	ARS	1,175,000	276,236
Aruba Government 6.4% 9/6/15 (f)		100,000	105,000
Austrian Republic 3.65% 4/20/22	EUR	500,000	695,363
Bahamian Republic 6.95% 11/20/29 (f)		240,000	248,400
Barbados Government 7.25% 12/15/21 (f)		215,000	221,450
Belarus Republic:
8.75% 8/3/15		540,000	483,300
8.95% 1/26/18 (Reg. S)		200,000	174,500
Bermuda Government 5.603% 7/20/20 (f)		185,000	194,250
Brazilian Federative Republic:
5.625% 1/7/41		575,000	565,800
5.875% 1/15/19		200,000	221,000
6% 9/15/13		83,333	87,292
7.125% 1/20/37		310,000	366,575
8.75% 2/4/25		185,000	250,213
10.125% 5/15/27		280,000	423,500
12.25% 3/6/30		240,000	427,200
Buenos Aires Province 11.75% 10/5/15 (f)		240,000	248,880
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		240,000	279,312
Canadian Government:
1% 9/1/11	CAD	2,200,000	2,268,198
1.75% 3/1/13	CAD	3,000,000	3,090,647
2.5% 6/1/15	CAD	4,390,000	4,518,526
3.5% 6/1/20	CAD	6,450,000	6,730,828
5% 6/1/37	CAD	2,200,000	2,718,952
Colombian Republic:
6.125% 1/18/41		340,000	346,800
7.375% 3/18/19		100,000	119,500
7.375% 9/18/37		505,000	598,425
10.375% 1/28/33		240,000	360,000
11.75% 2/25/20		245,000	369,338
Congo Republic 3% 6/30/29 (e)		508,250	310,033
Croatia Republic:
6.375% 3/24/21 (f)		300,000	301,050
6.625% 7/14/20 (f)		275,000	284,281
6.75% 11/5/19 (f)		355,000	371,689
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		430,000	418,713
7.4% 1/22/15 (f)		515,000	552,338
8.25% 10/24/12 (f)		255,000	270,938
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Dominican Republic:
1.2713% 8/30/24 (k)		$ 495,000	$ 440,550
7.5% 5/6/21 (f)		315,000	321,300
9.04% 1/23/18 (f)		216,409	240,214
El Salvador Republic:
7.375% 12/1/19 (f)		180,000	194,400
7.625% 2/1/41 (f)		175,000	171,500
7.65% 6/15/35 (Reg. S)		240,000	238,800
7.75% 1/24/23 (Reg. S)		225,000	249,188
8.25% 4/10/32 (Reg. S)		90,000	97,875
Finnish Government 3.5% 4/15/21	EUR	500,000	697,079
French Republic:
OAT 4.5% 4/25/41	EUR	1,300,000	1,928,828
2.25% 2/25/16	EUR	825,000	1,132,038
2.5% 10/25/20	EUR	2,425,000	3,122,517
4% 4/25/55	EUR	500,000	677,074
Gabonese Republic 8.2% 12/12/17 (f)		330,000	387,750
Georgia Republic 7.5% 4/15/13		690,000	738,300
German Federal Republic:
1% 12/14/12	EUR	6,950,000	9,731,507
1.25% 9/16/11	EUR	1,300,000	1,844,021
2% 2/26/16	EUR	500,000	686,749
2.5% 1/4/21	EUR	3,450,000	4,543,513
3.25% 7/4/15	EUR	4,200,000	6,134,735
3.25% 7/4/42	EUR	1,100,000	1,402,390
3.75% 1/4/17	EUR	450,000	667,652
Ghana Republic:
8.5% 10/4/17 (f)		235,000	262,025
14.25% 7/29/13	GHS	280,000	188,002
14.99% 3/11/13	GHS	1,070,000	728,841
15.65% 6/3/13	GHS	175,000	120,916
Hungarian Republic:
4.75% 2/3/15		135,000	135,608
6.25% 1/29/20		320,000	324,608
6.375% 3/29/21		292,000	295,650
7.625% 3/29/41		146,000	147,825
Indonesian Republic:
5.875% 3/13/20 (f)		530,000	563,761
6.625% 2/17/37 (f)		325,000	346,125
6.875% 1/17/18 (f)		300,000	339,750
7.5% 1/15/16 (f)		175,000	203,656
7.75% 1/17/38 (f)		610,000	727,425
8.5% 10/12/35 (Reg. S)		400,000	511,500
11.625% 3/4/19 (f)		575,000	825,125
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,025,000	891,750
Italian Republic:
3% 6/15/15	EUR	5,450,000	7,513,618
4.75% 9/1/21	EUR	4,600,000	6,454,070

		Principal Amount (d)	Value
5% 9/1/40	EUR	1,830,000	$ 2,370,476
Ivory Coast 2.5% 12/31/32 (c)(e)		500,000	235,000
Japan Government:
0.4% 5/15/11	JPY	363,300,000	4,369,660
1.1% 6/20/20	JPY	703,500,000	8,429,066
1.8% 6/20/18	JPY	200,000,000	2,568,321
1.9% 9/20/30	JPY	290,000,000	3,403,529
2% 9/20/40	JPY	41,000,000	473,049
Jordanian Kingdom 3.875% 11/12/15		200,000	183,500
Kingdom Bahrain 5.5% 3/31/20		240,000	228,600
Lebanese Republic 4% 12/31/17		808,500	776,160
Lithuanian Republic:
5.125% 9/14/17 (f)		140,000	140,350
6.125% 3/9/21 (f)		185,000	188,700
6.75% 1/15/15 (f)		330,000	359,700
7.375% 2/11/20 (f)		400,000	445,500
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		175,000	203,000
Peruvian Republic:
3% 3/7/27 (e)		135,000	116,100
5.625% 11/18/50		480,000	433,200
7.35% 7/21/25		220,000	260,700
8.75% 11/21/33		430,000	576,200
Philippine Republic:
5.5% 3/30/26		200,000	197,000
6.375% 1/15/32		170,000	178,075
6.375% 10/23/34		235,000	246,163
6.5% 1/20/20		250,000	282,500
9.5% 2/2/30		85,000	119,000
9.5% 2/2/30		115,000	161,000
10.625% 3/16/25		205,000	303,913
Polish Government:
3.875% 7/16/15		185,000	186,619
4% 3/23/21	EUR	850,000	1,095,779
Provincia de Cordoba 12.375% 8/17/17 (f)		415,000	429,525
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,000,000	920,000
Republic of Nigeria 6.75% 1/28/21 (f)		555,000	548,063
Republic of Serbia 6.75% 11/1/24 (f)		2,090,667	2,101,120
Russian Federation:
3.625% 4/29/15 (f)		600,000	606,750
5% 4/29/20 (f)		900,000	912,375
7.5% 3/31/30 (Reg. S)		5,133,775	5,998,816
11% 7/24/18 (Reg. S)		110,000	156,200
12.75% 6/24/28 (Reg. S)		710,000	1,243,388
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic:
5.625% 3/30/21		$ 365,000	$ 372,775
6% 1/14/41		200,000	187,100
6.75% 4/3/18		630,000	703,269
6.75% 5/30/40		555,000	576,534
6.875% 3/17/36		1,065,000	1,130,285
7% 9/26/16		590,000	667,467
7.25% 3/15/15		380,000	429,894
7.25% 3/5/38		650,000	719,875
7.375% 2/5/25		1,150,000	1,326,870
7.5% 7/14/17		575,000	667,000
7.5% 11/7/19		475,000	552,805
11.875% 1/15/30		420,000	697,200
UK Treasury GILT:
4.25% 12/7/40	GBP	3,950,000	6,220,964
5% 3/7/25	GBP	1,200,000	2,112,172
9% 7/12/11	GBP	5,225,000	8,576,550
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		280,000	295,400
Ukraine Government:
6.385% 6/26/12 (f)		445,000	459,908
6.75% 11/14/17 (f)		485,000	493,003
6.875% 9/23/15 (f)		290,000	300,150
7.65% 6/11/13 (f)		360,000	380,700
7.75% 9/23/20 (f)		340,000	350,200
7.95% 2/23/21 (f)		400,000	412,000
United Mexican States:
5.125% 1/15/20		560,000	582,400
5.625% 1/15/17		250,000	275,000
5.75% 10/12/10		446,000	399,170
6.05% 1/11/40		1,104,000	1,128,840
6.75% 9/27/34		560,000	627,200
7.5% 4/8/33		235,000	286,113
8.3% 8/15/31		225,000	298,125
Uruguay Republic:
6.875% 9/28/25		140,000	161,532
7.875% 1/15/33 pay-in-kind		325,000	393,250
8% 11/18/22		553,878	689,578
Venezuelan Republic:
oil recovery rights 4/15/20 (q)		646	17,927
1.3031% 4/20/11 (Reg. S) (k)		1,850,000	1,845,375
6% 12/9/20		395,000	234,038
7% 3/31/38		310,000	172,825
8.5% 10/8/14		445,000	404,950
9% 5/7/23 (Reg. S)		1,785,000	1,220,940
9.25% 9/15/27		1,150,000	851,000
9.25% 5/7/28 (Reg. S)		580,000	392,950
9.375% 1/13/34		575,000	388,125
10.75% 9/19/13		475,000	476,188
12.75% 8/23/22		1,460,000	1,259,250

		Principal Amount (d)	Value
13.625% 8/15/18		$ 831,000	$ 797,760
Vietnamese Socialist Republic:
1.274% 3/12/16 (k)		265,217	253,283
4% 3/12/28 (e)		1,050,000	889,875
6.75% 1/29/20 (f)		290,000	304,500
6.875% 1/15/16 (f)		330,000	354,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $173,387,398)			177,859,707
Supranational Obligations - 0.0%

Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $348,576)		345,000	378,206
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc. (a)	6,195	111,510
Media - 0.1%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc. (a)(o)	170,789	896,642
HMH Holdings, Inc. warrants 3/9/17 (a)	40,350	20,175
RDA Holding Co. warrants 2/19/14 (a)(o)	510	1,641
		919,301
TOTAL CONSUMER DISCRETIONARY		1,030,811
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	321	36,113
Class B (a)	107	12,038
		48,151
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,123	11,005
Building Products - 0.1%
Nortek, Inc. (a)	16,991	730,613
Nortek, Inc. warrants 12/7/14 (a)	524	4,244
		734,857
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.0%
US Shipping Partners Corp. (a)	644	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
TOTAL INDUSTRIALS		746,437
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)(o)	2,668	33,017
Spansion, Inc. Class A (a)	9,019	168,385
		201,402
MATERIALS - 0.6%
Chemicals - 0.6%
Celanese Corp. Class A	378	16,772
Chemtura Corp. (a)	7,820	134,504
Georgia Gulf Corp. (a)	33,626	1,244,162
LyondellBasell Industries NV Class A (a)	70,459	2,786,653
Tronox, Inc. (a)	3,236	451,422
Tronox, Inc.	448	56,246
		4,689,759
Containers & Packaging - 0.0%
Smurfit-Stone Container Enterprises, Inc. (a)	991	38,302
Metals & Mining - 0.0%
Aleris International, Inc. (o)	2,037	116,109
Rathgibson Acquisition Co. LLC Class A (a)(o)	14,800	158,064
		274,173
TOTAL MATERIALS		5,002,234
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,328
TOTAL COMMON STOCKS (Cost $5,894,728)		7,032,363
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	26,900	1,296,580

	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
GMAC Capital Trust I 8.125%	53,768	$ 1,371,084
GMAC LLC 7.00% (f)	1,572	1,438,380
		2,809,464
TOTAL PREFERRED STOCKS (Cost $3,525,340)		4,106,044
Floating Rate Loans - 4.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (k)	$ 24,938	25,125
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.771% 7/24/14 (k)	397,279	389,830
Tranche DD, term loan 2.75% 7/24/14 (k)	40,920	40,153
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (k)	800,527	768,506
		1,198,489
Media - 0.5%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.25% 3/6/14 (k)	363,110	362,674
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (k)	412,925	416,538
Univision Communications, Inc. term loan 4.4962% 3/31/17 (k)	3,322,035	3,243,137
		4,022,349
Specialty Retail - 0.3%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	760,000	748,600
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (k)	532,677	526,018
Tranche B2, term loan 4.8341% 7/31/16 (k)	1,398,568	1,398,568
		2,673,186
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4983% 4/4/14 (k)	100,000	97,630
TOTAL CONSUMER DISCRETIONARY		8,016,779
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (k)	$ 210,000	$ 212,100
Tobacco - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (k)	215,000	215,806
TOTAL CONSUMER STAPLES		427,906
FINANCIALS - 0.3%
Diversified Financial Services - 0.0%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	353,225	355,874
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (k)	52,352	50,258
Tranche 2LN, term loan 13.5% 10/15/17	565,000	605,963
Tranche B, term loan 3.3115% 10/10/13 (k)	441,761	424,091
Tranche DD, term loan 3.3115% 10/10/13 (k)	1,201,273	1,153,222
		2,233,534
TOTAL FINANCIALS		2,589,408
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 3% 10/20/15 (k)	217,250	217,793
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	220,000	222,750
		440,543
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5115% 4/10/14 (k)	129,565	125,516
TOTAL HEALTH CARE		566,059
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	149,625	150,560
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (k)	770,853	678,350

	Principal Amount (d)	Value
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (k)	$ 777,469	$ 757,061
US Airways Group, Inc. term loan 2.7525% 3/23/14 (k)	862,915	791,724
		2,227,135
Industrial Conglomerates - 0.2%
Sequa Corp. term loan 3.56% 12/3/14 (k)	929,534	910,943
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	831,611	833,690
		1,744,633
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (k)	231,122	232,578
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
13.5% 9/21/11	17,782	17,782
13.5% 9/21/11	8,298	8,298
		26,080
TOTAL INDUSTRIALS		4,380,986
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	85,000	85,425
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5035% 10/1/14 (k)	56,509	55,943
Tranche B A2, term loan 2.4962% 10/1/14 (k)	134,703	133,356
Tranche B A3, term loan 2.511% 10/1/14 (k)	157,154	155,582
Tranche B-A, term loan 2.5105% 10/1/14 (k)	196,650	194,683
Tranche B-B, term loan 2.511% 10/1/12 (k)	191,146	189,712
		729,276
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan 4.511% 12/1/16 (k)	1,452,016	1,437,496
NXP BV term loan 4.5% 3/7/17 (k)	525,000	529,594
Spansion, Inc. term loan 6.25% 2/9/15 (k)	514,886	520,035
		2,487,125
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (k)	$ 719,858	$ 712,660
Tranche 2LN, term loan 6.057% 6/11/15 (k)	125,000	124,375
		837,035
TOTAL INFORMATION TECHNOLOGY		4,138,861
MATERIALS - 0.3%
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (k)	1,411,726	1,411,726
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	755,000	756,888
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (k)	596,816	571,451
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 3/4/18 (k)	135,000	136,013
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (k)	19,555	19,335
Tranche DD, term loan 6.7163% 9/30/11 (k)(p)	6,780	6,704
		26,039
TOTAL MATERIALS		2,902,117
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (k)	800,144	796,143
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (k)	1,400,000	1,373,750
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (k)	1,535,000	1,548,508
		3,718,401
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.759% 10/10/14 (k)	2,617,102	2,201,637

	Principal Amount (d)	Value
Tranche B2, term loan 3.7834% 10/10/14 (k)	$ 2,078,150	$ 1,750,842
Tranche B3, term loan 3.759% 10/10/14 (k)	3,318,441	2,791,639
		6,744,118
TOTAL FLOATING RATE LOANS (Cost $30,763,290)		33,484,635
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank 1.25% 12/14/19 (k)	471,564	436,197
- Goldman Sachs 1.25% 12/14/19 (k)	325,000	300,625
1.25% 12/14/19 (k)	169,140	156,454
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $827,043)		893,276
Fixed-Income Funds - 2.4%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $16,370,349)	198,463	20,263,072
Preferred Securities - 0.2%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Net Servicos de Comunicacao SA 9.25% (f)(g) (Cost $1,268,801)	$ 1,300,000	1,322,197
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.16% (b) (Cost $50,098,529)	50,098,529	50,098,529
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.11%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $2,492,000)	$ 2,492,007	$ 2,492,000
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $830,699,839)		866,122,817
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(26,902,957)
NET ASSETS - 100%	$ 839,219,860
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,126,084 or 17.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $12,066,328 or 1.4% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,205,473 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 2,699,304
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 38,267
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 78,544
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,583 and $3,542, respectively.

(q) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,492,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 1,097,821
Barclays Capital, Inc.	953,719
Merrill Lynch, Pierce, Fenner & Smith, Inc.	440,460
$ 2,492,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,364
Fidelity Floating Rate Central Fund	248,908
Total	$ 267,272
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 23,496,730	$ -	$ 3,753,366	$ 20,263,072	0.7%
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,327,391	$ 1,408,090	$ 896,642	$ 22,659
Financials	2,857,615	1,371,084	1,438,380	48,151
Industrials	746,437	745,862	-	575
Information Technology	201,402	168,385	33,017	-
Materials	5,002,234	4,671,815	172,355	158,064
Utilities	3,328	3,328	-	-
Corporate Bonds	331,634,080	-	330,977,394	656,686
U.S. Government and Government Agency Obligations	187,971,000	-	187,971,000	-
U.S. Government Agency - Mortgage Securities	37,743,863	-	37,743,863	-
Collateralized Mortgage Obligations	10,697,034	-	10,697,034	-
Commercial Mortgage Securities	146,810	-	146,810	-
Foreign Government and Government Agency Obligations	177,859,707	-	177,551,315	308,392
Supranational Obligations	378,206	-	378,206	-
Floating Rate Loans	33,484,635	-	33,484,635	-
Sovereign Loan Participations	893,276	-	893,276	-
Fixed-Income Funds	20,263,072	20,263,072	-	-
Preferred Securities	1,322,197	-	1,322,197	-
Other	1	-	-	1
Money Market Funds	50,098,529	50,098,529	-	-
Cash Equivalents	2,492,000	-	2,492,000	-
Total Investments in Securities:	$ 866,122,817	$ 78,730,165	$ 786,198,124	$ 1,194,528
Other Financial Instruments
Forward Commitments	$ 13,038	$ -	$ 13,038	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 665,619
Total Realized Gain (Loss)	(115,533)
Total Unrealized Gain (Loss)	177,544
Cost of Purchases	-
Proceeds of Sales	(223,874)
Amortization/Accretion	(231)
Transfers in to Level 3	691,003
Transfers out of Level 3	-
Ending Balance	$ 1,194,528
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 62,173

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $825,594,530. Net unrealized appreciation aggregated $40,528,287, of which $52,827,248 related to appreciated investment securities and $12,298,961 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2011

1.830295.105

VIPFLI-II-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.6%
	Shares	Value
Domestic Equity Funds - 36.6%
VIP Contrafund Portfolio Investor Class	36,179	$ 914,615
VIP Equity-Income Portfolio Investor Class	52,802	1,067,129
VIP Growth & Income Portfolio Investor Class	80,079	1,054,640
VIP Growth Portfolio Investor Class	26,799	1,071,435
VIP Mid Cap Portfolio Investor Class	11,156	380,072
VIP Value Portfolio Investor Class	78,580	917,817
VIP Value Strategies Portfolio Investor Class	37,554	386,060
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,588,967)		5,791,768
International Equity Funds - 12.8%

Developed International Equity Funds - 10.8%
VIP Overseas Portfolio Investor Class R	99,810	1,711,742
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Investor Class R	32,098	321,624
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,407,737)		2,033,366
Bond Funds - 42.5%
	Shares	Value
High Yield Bond Funds - 5.4%
VIP High Income Portfolio Investor Class	147,091	$ 844,300
Investment Grade Bond Funds - 37.1%
VIP Investment Grade Bond Portfolio Investor Class	463,259	5,874,125
TOTAL BOND FUNDS (Cost $6,753,355)		6,718,425
Short-Term Funds - 8.1%

VIP Money Market Portfolio Investor Class (Cost $1,278,404)	1,278,404	1,278,404
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $17,028,463)		15,821,963
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$ 15,821,963
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $17,173,982. Net unrealized depreciation aggregated $1,352,019, of which $273,189 related to appreciated investment securities and $1,625,208 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2011

1.830300.105

VIPFLI-III-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
Domestic Equity Funds - 52.4%
VIP Contrafund Portfolio Investor Class	23,349	$ 590,263
VIP Equity-Income Portfolio Investor Class	34,088	688,909
VIP Growth & Income Portfolio Investor Class	51,697	680,846
VIP Growth Portfolio Investor Class	17,300	691,668
VIP Mid Cap Portfolio Investor Class	7,208	245,569
VIP Value Portfolio Investor Class	50,715	592,354
VIP Value Strategies Portfolio Investor Class	24,264	249,432
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,155,119)		3,739,041
International Equity Funds - 18.5%

Developed International Equity Funds - 15.6%
VIP Overseas Portfolio Investor Class R	64,741	1,110,315

	Shares	Value
Emerging Markets Equity Funds - 2.9%
VIP Emerging Markets Portfolio Investor Class R	20,822	$ 208,636
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,506,591)		1,318,951
Bond Funds - 29.1%

High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class	92,509	531,002
Investment Grade Bond Funds - 21.7%
VIP Investment Grade Bond Portfolio Investor Class	122,255	1,550,195
TOTAL BOND FUNDS (Cost $2,117,571)		2,081,197
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,779,281)	7,139,189
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100%	$ 7,139,189
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $7,829,473. Net unrealized depreciation aggregated $690,284, of which $198,723 related to appreciated investment securities and $889,007 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011